UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2019

AC Alternatives® Income Fund
Investor Class (ALNNX)
I Class (ALNIX)
Y Class (ALYNX)
A Class (ALNAX)
C Class (ALNHX)
R Class (ALNRX)
R6 Class (ALNDX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2019
Types of Investments in Portfolio	% of net assets
Common Stocks	19.2%
Asset-Backed Securities	15.2%
Bank Loan Obligations	13.5%
Collateralized Loan Obligations	11.9%
Corporate Bonds	11.7%
Commercial Mortgage-Backed Securities	8.8%
Exchange-Traded Funds	3.8%
Collateralized Mortgage Obligations	2.7%
Preferred Stocks	2.7%
Exchange-Traded Notes	2.0%
Convertible Bonds	—*
Corporate Bonds Sold Short	(2.2)%
Convertible Bonds Sold Short	(0.2)%
Common Stocks Sold Short	(0.2)%
Temporary Cash Investments	11.6%
Other Assets and Liabilities	(0.5)%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,020.60	$9.62	1.92%
I Class	$1,000	$1,021.70	$8.62	1.72%
Y Class	$1,000	$1,022.40	$7.87	1.57%
A Class	$1,000	$1,019.40	$10.87	2.17%
C Class	$1,000	$1,015.60	$14.59	2.92%
R Class	$1,000	$1,018.10	$12.11	2.42%
R6 Class	$1,000	$1,021.40	$7.87	1.57%
Hypothetical
Investor Class	$1,000	$1,015.27	$9.59	1.92%
I Class	$1,000	$1,016.27	$8.60	1.72%
Y Class	$1,000	$1,017.01	$7.85	1.57%
A Class	$1,000	$1,014.03	$10.84	2.17%
C Class	$1,000	$1,010.32	$14.56	2.92%
R Class	$1,000	$1,012.79	$12.08	2.42%
R6 Class	$1,000	$1,017.01	$7.85	1.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Principal Amount/Shares	Value
COMMON STOCKS — 19.2%
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	17,047	$1,810,732
Automobiles — 0.2%
General Motors Co.	14,728	573,656
Beverages — 0.6%
Coca-Cola European Partners plc	36,205	1,940,226
Biotechnology — 0.5%
AbbVie, Inc.	6,418	509,525
Amgen, Inc.	2,774	497,434
Gilead Sciences, Inc.	8,226	535,019
		1,541,978
Chemicals — 0.7%
Air Products & Chemicals, Inc.	8,295	1,707,028
Eastman Chemical Co.	7,109	560,758
		2,267,786
Commercial Services and Supplies — 0.2%
KAR Auction Services, Inc.	10,807	610,379
Communications Equipment — 0.2%
Cisco Systems, Inc.	12,298	688,073
Containers and Packaging — 1.3%
Packaging Corp. of America	5,977	592,679
Sonoco Products Co.	30,669	1,933,987
Westrock Co.	40,014	1,535,738
		4,062,404
Distributors — 0.6%
Genuine Parts Co.	17,681	1,813,010
Electric Utilities — 0.6%
Alliant Energy Corp.	38,124	1,800,596
Electrical Equipment — 0.2%
Hubbell, Inc.	5,342	681,639
Equity Real Estate Investment Trusts (REITs) — 5.1%
AIMS APAC REIT	399,388	416,975
Automotive Properties Real Estate Investment Trust	49,582	394,524
Befimmo SA	6,686	383,805
Brixmor Property Group, Inc.	31,213	558,089
CapitaLand Retail China Trust	287,793	319,516
Centuria Industrial REIT	184,875	393,662
Colony Capital, Inc.	96,188	494,406
CT Real Estate Investment Trust	33,746	355,168
Dream Global Real Estate Investment Trust	8,100	83,376
Dream Industrial Real Estate Investment Trust	62,617	538,440
Fortune Real Estate Investment Trust	369,000	477,978

	Principal Amount/Shares	Value
Frasers Logistics & Industrial Trust	373,539	$324,076
GLP J-Reit	360	387,856
HCP, Inc.	19,139	569,959
ICADE	4,594	393,456
Invesco Office J-Reit, Inc.	3,487	532,045
Keppel DC REIT	346,800	384,881
Kimco Realty Corp.	28,496	495,545
Kiwi Property Group Ltd.	392,753	404,071
Klepierre SA	15,528	551,615
Mercialys SA	26,730	351,387
MGM Growth Properties LLC, Class A	17,700	571,002
New South Resources Ltd.(1)	405,399	511,563
Northview Apartment Real Estate Investment Trust	25,723	541,072
NSI NV	9,563	378,649
Park Hotels & Resorts, Inc.	9,946	319,068
QTS Realty Trust, Inc., Class A	12,178	552,272
STAG Industrial, Inc.	18,158	522,587
Star Asia Investment Corp.	561	546,873
Sunlight Real Estate Investment Trust	611,500	449,840
Ventas, Inc.	8,700	531,657
VEREIT, Inc.	68,602	566,653
VICI Properties, Inc.	24,907	567,880
Vicinity Centres	284,585	509,585
Viva Energy REIT	201,834	349,997
		15,729,528
Food Products — 0.7%
Bunge Ltd.	31,719	1,662,393
Hershey Co. (The)	5,203	649,594
		2,311,987
Gas Utilities — 0.3%
National Fuel Gas Co.	13,209	782,105
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	10,255	562,590
International Game Technology plc	35,583	520,579
		1,083,169
Household Durables — 0.9%
Garmin Ltd.	24,735	2,120,779
Whirlpool Corp.	4,583	636,212
		2,756,991
Machinery — 0.2%
Cummins, Inc.	3,892	647,201
Media†
Pacifico, Inc.	883	7,505
Metals and Mining — 0.7%
Southern Copper Corp.	54,824	2,106,338
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Granite Point Mortgage Trust, Inc.	36,704	705,818

	Principal Amount/Shares	Value
MFA Financial, Inc.	68,138	$511,716
Starwood Property Trust, Inc.	33,637	775,333
TPG RE Finance Trust, Inc.	35,801	705,638
		2,698,505
Multi-Utilities — 1.8%
Dominion Energy, Inc.	24,223	1,886,245
DTE Energy Co.	14,479	1,820,155
Public Service Enterprise Group, Inc.	31,443	1,875,575
		5,581,975
Oil, Gas and Consumable Fuels — 1.7%
Occidental Petroleum Corp.	26,101	1,536,827
Phillips 66	18,413	1,735,794
Valero Energy Corp.	21,325	1,933,324
		5,205,945
Pharmaceuticals — 0.2%
Johnson & Johnson	4,376	617,891
Specialty Retail — 0.2%
Penske Automotive Group, Inc.	12,243	562,199
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc.	15,418	497,539
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,846	572,668
TOTAL COMMON STOCKS (Cost $55,919,251)		58,952,025
ASSET-BACKED SECURITIES — 15.2%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	$80,000	80,636
Avant Loans Funding Trust, Series 2017-A, Class C, 6.05%, 5/15/24(2)	900,000	903,129
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(2)	500,000	502,613
Avant Loans Funding Trust, Series 2018-B, Class A SEQ, 3.42%, 1/18/22(2)	618,042	619,271
Avant Loans Funding Trust, Series 2019-A, Class B, 3.80%, 12/15/22(2)	1,000,000	1,004,558
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 2.80%, (1-month LIBOR plus 0.32%), 1/25/47	41,330	41,381
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	617,750	618,301
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	180,167	179,671
Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	1,022,723
CFG Investments Ltd., Series 2017-1, Class A SEQ, 7.87%, 11/15/26(2)	1,000,000	1,008,683
CFG Investments Ltd., Series 2017-1, Class B, 9.42%, 11/15/26(2)	1,000,000	1,017,639
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(2)	239,202	238,493
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	704,497	701,834

	Principal Amount/Shares	Value
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	$307,116	$306,257
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(2)	490,000	499,958
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(2)	183,496	183,832
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(2)	558,030	561,067
Conn's Receivables Funding LLC, Series 2019-A, Class A SEQ, 3.40%, 10/16/23(2)	1,000,000	1,001,241
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	139,695	139,830
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	209,300
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	750,000	763,848
Credit Suisse ABS Trust, Series 2018-LD1, Class A SEQ, 3.42%, 7/25/24(2)	296,801	297,155
Credit Suisse ABS Trust, Series 2018-LD1, Class B, 4.28%, 7/25/24(2)	750,000	752,573
Credit Suisse ABS Trust, Series 2018-LD1, Class C, 5.17%, 7/25/24(2)	600,000	607,097
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(2)	506,000	501,899
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(2)	201,569	202,202
Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	1,000,000	1,006,632
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(2)	190,387	190,533
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(2)	780,066	786,508
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	395,770	399,728
DT Auto Owner Trust, Series 2017-2A, Class D, 3.89%, 1/15/23(2)	800,000	804,494
Element Rail Leasing II LLC, Series 2015-1A, Class A2, SEQ, 3.59%, 2/19/45(2)	1,225,000	1,227,424
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	247,343	247,796
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(2)	1,000,000	1,008,857
Exeter Automobile Receivables Trust, Series 2015-3A, Class D, 6.55%, 10/17/22(2)	600,000	617,580
Exeter Automobile Receivables Trust, Series 2016-2A, Class D, 8.25%, 4/17/23(2)	1,000,000	1,065,224
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(2)	350,000	361,377
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(2)	472,081	475,287
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	140,000	138,756
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(2)	732,375	723,139
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	538,619	553,587

	Principal Amount/Shares	Value
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(2)	$353,692	$359,749
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.94%, 3/25/22(2)	262,800	264,505
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(2)	370,000	377,048
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(2)	1,475,000	1,505,323
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.92%, (1-month LIBOR plus 1.45%), 6/17/37(2)	1,000,000	998,976
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 7/17/37(2)	185,000	184,385
Invitation Homes Trust, Series 2018-SFR3, Class C, VRN, 3.77%, (1-month LIBOR plus 1.30%), 7/17/37(2)	370,000	370,436
Kabbage Funding LLC, Series 2019-1, Class C, 4.61%, 3/15/24(2)	635,571	640,902
Mariner Finance Issuance Trust, Series 2017-AA, Class A SEQ, 3.62%, 2/20/29(2)	524,804	526,322
Mariner Finance Issuance Trust, Series 2017-AA, Class C, 6.73%, 2/20/29(2)	800,000	826,952
Mariner Finance Issuance Trust, Series 2017-BA, Class A SEQ, 2.92%, 12/20/29(2)	700,000	697,282
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(2)	1,000,000	1,009,583
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(2)	1,000,000	998,996
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(2)	500,000	501,735
Marlette Funding Trust, Series 2018-2A, Class C, 4.37%, 7/17/28(2)	850,000	860,148
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	776,758	768,849
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(2)	846,986	855,046
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(2)	981,000	992,722
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(2)	36,227	36,306
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	1,000,000	1,006,431
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	484,173
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(2)	2,500,000	2,484,704
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B, 3.02%, 6/20/32(2)	644,019	638,326
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(2)	22,716	22,743
Sofi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, 4/26/27(2)	650,000	660,154
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(2)	52,083	52,090
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(2)	130,000	130,138
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(2)	379,417	379,542

		Principal Amount/Shares	Value
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)		$167,500	$166,744
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(2)		848,117	845,767
United Auto Credit Securitization Trust, Series 2018-2, Class D, 4.26%, 5/10/23(2)		1,000,000	1,006,849
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(2)		1,482,500	1,501,758
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)		972,810	992,939
TOTAL ASSET-BACKED SECURITIES (Cost $46,501,180)			46,719,736
BANK LOAN OBLIGATIONS(3) — 13.5%
Aerospace and Defense — 0.3%
LifeMiles Ltd., Term Loan B, 8/18/22(4)		680,000	687,650
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 7.78%, (1-month LIBOR plus 5.00%), 11/28/21		240,287	238,085
			925,735
Airlines — 0.3%
Allegiant Travel Company, Term Loan B, 7.23%, (3-month LIBOR plus 4.50%), 2/5/24		1,000,000	1,002,500
Auto Components — 0.3%
Adient US LLC, Term Loan B, 4/25/24(4)		500,000	500,860
Truck Hero, Inc., 1st Lien Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 4/21/24		498,731	476,288
			977,148
Automobiles — 0.1%
Thor Industries, Inc., EUR Term Loan B, 2/1/26(4)	EUR	187,696	206,134
Thor Industries, Inc., USD Term Loan B, 6.31%, (1-month LIBOR plus 3.75%), 2/1/26		$227,292	223,740
			429,874
Beverages — 0.3%
Refresco Group BV, USD Term Loan B3, 3/28/25(4)		1,000,000	1,003,750
Building Products — 0.2%
84 Lumber Company, 2017 Term Loan B, 7.73%, (1-month LIBOR plus 5.25%), 10/25/23		474,892	476,673
NCI Building Systems, Inc., 2018 Term Loan, 6.35%, (3-month LIBOR plus 3.75%), 4/12/25		242,161	239,335
			716,008
Commercial Services and Supplies — 1.3%
Allied Universal Holdco LLC, Incremental Term Loan, 6.73%, (1-month LIBOR plus 4.25%), 7/28/22		997,500	987,775
Asurion LLC, 2018 Term Loan B6, 5.48%, (1-month LIBOR plus 3.00%), 11/3/23		237,456	238,551
Constellis Holdings, LLC, 2017 1st Lien Term Loan, 4/21/24(4)		800,000	768,000
Quad/Graphics, Inc., 2018 Term Loan B, 7.49%, (1-month LIBOR plus 5.00%), 1/31/26		1,000,000	1,006,250
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 7.47%, (1-month LIBOR plus 5.00%), 3/9/23		64,083	61,215
TNS, Inc., 2013 Term Loan B, 6.59%, (3-month LIBOR plus 4.00%), 8/14/22		247,212	245,976

		Principal Amount/Shares	Value
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		$39,895	$38,708
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		379,229	367,949
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		63,379	61,494
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		1,576	1,529
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		136,583	132,520
West Corporation, 2017 Term Loan, 6.63%, (3-month LIBOR plus 4.00%), 10/10/24		125,560	121,825
			4,031,792
Communications Equipment — 1.4%
Avaya, Inc., 2018 Term Loan B, 6.72%, (1-month LIBOR plus 4.25%), 12/15/24		746,222	749,333
Coral-US Co-Borrower, LLC, Term Loan B4, 5.73%, (1-month LIBOR plus 3.25%), 1/30/26		874,667	879,534
Cumulus Media New Holdings Inc., Exit Term Loan, 6.99%, (1-month LIBOR plus 4.50%), 5/15/22		1,000,000	993,375
Digicel International Finance Limited, 2017 Term Loan B, 5.88%, (3-month LIBOR plus 3.25%), 5/28/24		698,228	628,077
Lands End, Inc., Term Loan B, 5.73%, (1-month LIBOR plus 3.25%), 4/4/21		396,759	386,840
MH Sub I, LLC, 2017 1st Lien Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 9/13/24		758,934	760,357
			4,397,516
Construction Materials — 0.1%
U.S. Lumber Group, LLC, 2018 Term Loan B, 8.23%, (1-month LIBOR plus 5.75%), 9/18/25		173,601	170,998
Consumer Finance — 0.2%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 10/1/25		748,125	741,268
Containers and Packaging — 1.3%
HNVR Holdco Limited, EUR Incremental Term Loan B, 9/12/25(4)	EUR	1,000,000	1,129,429
Lifescan Global Corporation, 2018 1st Lien Term Loan, 9/27/24(4)		$1,000,000	986,250
Perstorp Holding AB, EUR Term Loan B, 3/31/26(4)	EUR	1,000,000	1,108,983
Strategic Partners Acquisition Corp., 2016 Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 6/30/23		$864,179	864,179
			4,088,841
Diversified Consumer Services†
Moran Foods LLC, Term Loan, 8.60%, (3-month LIBOR plus 6.00%), 12/5/23		129,613	71,287
Diversified Financial Services — 0.5%
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.73%, (1-month LIBOR plus 3.25%), 10/3/23		5,747	5,748
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.73%, (1-month LIBOR plus 3.25%), 10/3/23		81,741	81,750
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.73%, (1-month LIBOR plus 3.25%), 10/3/23		143,528	143,543
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.73%, (1-month LIBOR plus 3.25%), 10/3/23		11,335	11,337

		Principal Amount/Shares	Value
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 5/23/25(4)		$750,000	$751,249
Tempo Acquisition LLC, Term Loan, 5.48%, (1-month LIBOR plus 3.00%), 5/1/24		532,365	533,696
			1,527,323
Diversified Telecommunication Services — 1.5%
Frontier Communications Corp., 2017 Term Loan B1, 6.24%, (1-month LIBOR plus 3.75%), 6/15/24		477,845	467,292
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 6.23%, (1-month LIBOR plus 3.75%), 11/27/23		1,099,619	1,100,719
Sprint Communications, Inc., 2018 Term Loan B, 5.50%, (1-month LIBOR plus 3.00%), 2/2/24		997,500	984,617
Windstream Services, LLC, Repriced Term Loan B6, 10.50%, (Prime plus 5.00%), 3/29/21		1,323,523	1,353,487
Windstream Services, LLC, Term Loan B7, 9.75%, (Prime plus 4.25%), 2/17/24		552,254	561,643
			4,467,758
Electric Utilities — 0.1%
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, (6-month Euribor plus 3.50%), 1/9/25	EUR	163,587	181,416
Energy Equipment and Services — 0.2%
EMG Utica, LLC, Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 3/27/20		$497,416	497,884
Entertainment — 0.2%
DHX Media Ltd., Term Loan B, 6.23%, (1-month LIBOR plus 3.75%), 12/29/23		800,000	770,000
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 7.48%, (1-month LIBOR plus 5.00%), 10/24/22		217,554	214,834
Food and Staples Retailing — 0.1%
Albertsons, LLC, Term Loan B7, 5.48%, (1-month LIBOR plus 3.00%), 11/17/25		199,995	200,475
Health Care Providers and Services — 0.4%
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 6.23%, (1-month LIBOR plus 3.75%), 10/10/25		249,375	241,384
Tivity Health Inc, Term Loan A, 6.73%, (1-month LIBOR plus 4.25%), 3/5/24		922,857	915,935
			1,157,319
Hotels, Restaurants and Leisure†
NPC International, Inc., 1st Lien Term Loan, 5.98%, (1-month LIBOR plus 3.50%), 4/19/24		62,987	52,397
NPC International, Inc., 1st Lien Term Loan, 5.98%, (1-month LIBOR plus 3.50%), 4/19/24		44,483	37,005
			89,402
Insurance — 0.2%
Hub International Limited, 2018 Term Loan B, 5.29%, (2-month LIBOR plus 2.75%), 4/25/25		1,250	1,239
Hub International Limited, 2018 Term Loan B, 5.34%, (3-month LIBOR plus 2.75%), 4/25/25		495,000	490,669
			491,908
Interactive Media and Services — 0.1%
AppLovin Corporation, 2018 Term Loan B, 6.23%, (1-month LIBOR plus 3.75%), 8/15/25		346,684	347,984

		Principal Amount/Shares	Value
IT Services — 0.3%
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 5.48%, (1-month LIBOR plus 3.00%), 6/15/25		$997,487	$998,530
Machinery — 0.1%
AI Alpine AT Bidco GmbH, 2018 EUR Term Loan B, 3.50%, (3-month Euribor plus 3.50%), 10/31/25	EUR	210,729	235,636
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 5.99%, (3-month LIBOR plus 3.25%), 10/31/25		$47,621	47,204
			282,840
Media — 0.4%
Checkout Holding Corp., First Out Term Loan, 9.97%, (1-month LIBOR plus 7.50%), 2/15/23		44,648	38,063
Checkout Holding Corp., Last Out Term Loan, 1-month LIBOR plus 1.00% Cash and 9.50% PIK, 8/15/23		54,903	27,177
Getty Images, Inc., 2019 EUR Term Loan B, 2/19/26(4)	EUR	1,000,000	1,119,733
			1,184,973
Oil, Gas and Consumable Fuels — 0.8%
California Resources Corporation, 2017 1st Lien Term Loan, 7.23%, (1-month LIBOR plus 4.75%), 12/31/22		$750,000	729,562
Contura Energy, Inc., 2017 Term Loan, 11/10/25(4)		1,000,000	1,001,250
Murray Energy Corporation, 2018 Term Loan B2, 9.88%, (3-month LIBOR plus 7.25%), 10/17/22		870,253	697,073
			2,427,885
Pharmaceuticals — 0.5%
Alvogen Pharma US, Inc., 2018 Term Loan B, 7.23%, (1-month LIBOR plus 4.75%), 4/2/22		493,590	470,147
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.48%, (1-month LIBOR plus 3.00%), 6/2/25		948,718	954,106
			1,424,253
Professional Services — 0.9%
Dun & Bradstreet Corporation (The), Term Loan, 7.48%, (1-month LIBOR plus 5.00%), 2/1/26		1,000,000	1,008,755
KUEHG Corp., 2018 Incremental Term Loan, 6.35%, (3-month LIBOR plus 3.75%), 2/21/25		369,956	370,708
KUEHG Corp., 2018 Incremental Term Loan, 6.35%, (3-month LIBOR plus 3.75%), 2/21/25		128,788	129,050
KUEHG Corp., 2018 Incremental Term Loan, 2/21/25(4)		1,250,000	1,252,544
			2,761,057
Software — 0.4%
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 7.73%, (1-month LIBOR plus 5.25%), 6/30/22		491,348	491,348
Weld North Education, LLC, Term Loan B, 6.85%, (3-month LIBOR plus 4.25%), 2/7/25		136,995	137,166
Weld North Education, LLC, Term Loan B, 2/7/25(4)		500,000	500,625
			1,129,139
Specialty Retail — 0.3%
General Nutrition Centers, Inc., 2018 Term Loan B, 11.24%, (1-month LIBOR plus 8.75%), 3/4/21		865,362	825,517
Technology Hardware, Storage and Peripherals — 0.2%
4L Technologies Inc., 1st Lien Term Loan, 5/8/20(4)		696,180	667,463

	Principal Amount/Shares	Value
Transportation Infrastructure — 0.4%
Daseke, Inc., 2017 Term Loan B, 7.48%, (1-month LIBOR plus 5.00%), 2/27/24	$497,481	$501,834
Savage Enterprises LLC, 2018 1st Lien Term Loan B, 6.98%, (1-month LIBOR plus 4.50%), 8/1/25	317,279	320,320
YRC Worldwide, Inc., 2017 Term Loan, 10.98%, (1-month LIBOR plus 8.50%), 7/24/22	499,381	493,853
		1,316,007
TOTAL BANK LOAN OBLIGATIONS (Cost $41,436,738)		41,520,684
COLLATERALIZED LOAN OBLIGATIONS — 11.9%
ALM XVIII Ltd., Series 2016-18A, Class CR, VRN, 5.60%, (3-month LIBOR plus 3.00%), 1/15/28(2)	1,000,000	973,049
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 8.88%, (3-month LIBOR plus 6.18%), 11/10/30(2)	1,000,000	946,235
Ares XLI CLO Ltd., Series 2016-41A, Class D, VRN, 6.80%, (3-month LIBOR plus 4.20%), 1/15/29(2)	1,000,000	1,004,711
Ares XXXIII CLO Ltd., Series 2015-1A, Class E, VRN, 9.10%, (3-month LIBOR plus 6.50%), 12/5/25(2)	700,000	646,874
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 5.25%, (3-month LIBOR plus 2.65%), 10/15/30(2)	750,000	725,273
Atrium XII, Series 2012-A, Class DR, VRN, 5.39%, (3-month LIBOR plus 2.80%), 4/22/27(2)	2,000,000	1,953,417
Ballyrock CLO Ltd., Series 2018-1A, Class C, VRN, 5.74%, (3-month LIBOR plus 3.15%), 4/20/31(2)	800,000	760,376
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, VRN, 3.38%, (3-month LIBOR plus 0.78%), 7/18/27(2)	500,000	498,112
BlueMountain CLO Ltd., Series 2015-4A, Class FR, VRN, 10.59%, (3-month LIBOR plus 8.00%), 4/20/30(2)	750,000	690,519
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class D, VRN, 5.49%, (3-month LIBOR plus 2.90%), 10/20/31(2)	500,000	483,067
Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 3.83%, (3-month LIBOR plus 1.18%), 11/23/25(2)	318,152	318,650
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 5.19%, (3-month LIBOR plus 2.60%), 4/17/31(2)	1,000,000	949,701
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 9.25%, (3-month LIBOR plus 6.65%), 7/16/30(2)	1,000,000	972,502
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 6.59%, (3-month LIBOR plus 4.00%), 10/21/28(2)	1,000,000	1,001,570
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 6.55%, (3-month LIBOR plus 3.90%), 9/21/29(2)	1,000,000	994,510
Harbourview CLO VII Ltd., Series 2007-RA, Class D, VRN, 5.96%, (3-month LIBOR plus 3.36%), 7/18/31(2)	2,000,000	1,932,984
Highbridge Loan Management Ltd., Series 2011-A17, Class D, VRN, 4.83%, (3-month LIBOR plus 3.60%) 5/6/30(2)	1,750,000	1,751,094
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 5.25%, (3-month LIBOR plus 2.65%), 7/15/26(2)	1,000,000	981,429
Jamestown CLO XI Ltd., Series 2018-11A, Class C, VRN, 5.85%, (3-month LIBOR plus 3.25%), 7/14/31(2)	1,000,000	974,198
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 5.19%, (3-month LIBOR plus 2.60%), 1/17/28(2)	1,000,000	956,943
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, VRN, 8.02%, (3-month LIBOR plus 5.44%), 1/27/26(2)	1,750,000	1,742,501
Midocean Credit CLO VII, Series 2017-7A, Class D, VRN, 6.48%, (3-month LIBOR plus 3.88%), 7/15/29(2)	1,000,000	1,001,867

		Principal Amount/Shares	Value
Mountain View CLO Ltd., Series 2015-9A, Class CR, VRN, 5.72%, (3-month LIBOR plus 3.12%), 7/15/31(2)		$1,000,000	$962,730
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 5.83%, (3-month LIBOR plus 3.15%), 11/15/30(2)		1,000,000	971,326
OCP CLO Ltd., Series 2015-8A, Class CR, VRN, 5.39%, (3-month LIBOR plus 2.80%), 4/17/27(2)		1,250,000	1,246,875
OCP CLO Ltd., Series 2016-12A, Class CR, VRN, 5.60%, (3-month LIBOR plus 3.00%), 10/18/28(2)		1,000,000	958,086
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VRN, 3.91%, (3-month LIBOR plus 1.32%), 3/17/30(2)		750,000	751,164
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 7.59%, (3-month LIBOR plus 5.00%), 10/20/25(2)		1,250,000	1,249,830
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 9.29%, (3-month LIBOR plus 6.70%), 7/20/27(2)		500,000	440,355
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.63%, (3-month LIBOR plus 3.04%), 4/26/28(2)		1,000,000	981,993
TICP CLO II-2 Ltd., Series 2018-IIA, Class C, VRN, 5.54%, (3-month LIBOR plus 2.95%), 4/20/28(2)		1,000,000	978,925
TICP CLO Ltd., Series 2016-6A, Class D, VRN, 6.80%, (3-month LIBOR plus 4.20%), 1/15/29(2)		1,000,000	1,004,698
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 5.39%, (3-month LIBOR plus 2.80%), 4/20/31(2)		1,000,000	968,805
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 5.11%, (3-month LIBOR plus 2.51%), 1/15/28(2)		1,000,000	957,052
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 5.70%, (3-month LIBOR plus 3.10%), 10/15/29(2)		1,000,000	988,568
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 8.60%, (3-month LIBOR plus 6.00%), 4/18/31(2)		500,000	474,158
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 6.35%, (3-month LIBOR plus 3.70%), 11/24/25(2)		1,500,000	1,502,204
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $37,275,934)			36,696,351
CORPORATE BONDS — 11.7%
Airlines — 0.2%
Azul Investments LLP, 5.875%, 10/26/24		750,000	717,383
Auto Components — 0.4%
Adient US LLC, 7.00%, 5/15/26(2)(5)		250,000	256,563
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(2)(8)		1,000,000	925,000
			1,181,563
Beverages — 0.1%
Ajecorp BV, 6.50%, 5/14/22(8)		500,000	438,750
Capital Markets — 0.4%
Deutsche Bank AG, MTN, 4.50%, 5/19/26(8)	EUR	1,000,000	1,175,047
Chemicals — 0.8%
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(2)(8)		$700,000	654,500
Tronox, Inc., 6.50%, 4/15/26(2)		700,000	708,750
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(2)(8)		1,250,000	1,184,375
			2,547,625
Commercial Services and Supplies — 0.7%
Cimpress NV, 7.00%, 6/15/26(2)(8)		1,000,000	992,600

	Principal Amount/Shares	Value
LSC Communications, Inc., 8.75%, 10/15/23(2)	$1,000,000	$1,048,750
		2,041,350
Consumer Finance — 0.4%
Quicken Loans, Inc., 5.75%, 5/1/25(2)(8)	770,000	785,400
Springleaf Finance Corp., 7.125%, 3/15/26(8)	500,000	537,813
		1,323,213
Containers and Packaging — 0.3%
Intertape Polymer Group, Inc., 7.00%, 10/15/26(2)	1,000,000	1,025,000
Diversified Financial Services — 1.0%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(2)	300,000	317,062
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(2)	500,000	506,090
FS Energy & Power Fund, 7.50%, 8/15/23(2)	600,000	621,132
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(2)(8)	1,750,000	1,736,875
		3,181,159
Diversified Telecommunication Services — 0.5%
Frontier Communications Corp., 8.00%, 4/1/27(2)(8)	1,500,000	1,554,375
Equity Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The), 5.875%, 1/15/22	790,000	782,100
Food and Staples Retailing — 0.1%
Rite Aid Corp., 6.125%, 4/1/23(2)(8)	500,000	427,813
Food Products — 0.8%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(2)	1,000,000	990,000
MARB BondCo plc, 6.875%, 1/19/25	700,000	700,087
Minerva Luxembourg SA, 5.875%, 1/19/28(8)	700,000	652,806
		2,342,893
Gas Utilities — 0.7%
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	1,000,000	1,007,500
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(2)	1,000,000	1,030,000
		2,037,500
Health Care Providers and Services — 0.3%
DaVita, Inc., 5.00%, 5/1/25(8)	1,000,000	982,190
Household Durables — 0.2%
FXI Holdings, Inc., 7.875%, 11/1/24(2)	700,000	662,375
Machinery — 0.2%
Wabash National Corp., 5.50%, 10/1/25(2)(8)	469,000	447,895
Media — 0.6%
Altice Luxembourg SA, 7.75%, 5/15/22(2)(8)	750,000	765,937
Altice Luxembourg SA, 7.625%, 2/15/25(2)(8)	250,000	234,610
Urban One, Inc., 7.375%, 4/15/22(2)	750,000	738,750
		1,739,297
Metals and Mining — 0.6%
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)(8)	750,000	710,625
New Gold, Inc., 6.25%, 11/15/22(2)	600,000	547,500

	Principal Amount/Shares	Value
Petra Diamonds US Treasury plc, 7.25%, 5/1/22	$600,000	$586,500
		1,844,625
Oil, Gas and Consumable Fuels — 0.9%
Parkland Fuel Corp., 6.00%, 4/1/26(2)	600,000	613,500
Petroleos Mexicanos, 6.50%, 1/23/29	1,000,000	1,000,950
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(2)(8)	1,000,000	1,012,500
		2,626,950
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(2)	400,000	400,000
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(2)(8)	600,000	575,076
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(2)	833,000	867,361
		1,842,437
Road and Rail — 0.3%
XPO CNW, Inc., 6.70%, 5/1/34	1,107,000	990,765
Specialty Retail — 0.3%
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21(2)	800,000	781,000
Thrifts and Mortgage Finance — 0.5%
Freedom Mortgage Corp., 10.75%, 4/1/24(2)(8)	1,000,000	980,000
Freedom Mortgage Corp., 8.125%, 11/15/24(2)	600,000	535,500
		1,515,500
Transportation Infrastructure — 0.2%
Algeco Global Finance plc, 8.00%, 2/15/23(2)	600,000	616,500
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(2)(8)	1,000,000	1,002,820
TOTAL CORPORATE BONDS (Cost $34,883,645)		35,828,125
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 5.30%, (1-month LIBOR plus 2.83%), 9/15/34(2)	1,000,000	1,009,513
Ashford Hospitality Trust, Series 2018-ASHF, Class E, VRN, 5.57%, (1-month LIBOR plus 3.10%), 4/15/35(2)	1,000,000	1,010,928
BBCMS Trust, Series 2018-CBM, Class D, VRN, 4.86%, (1-month LIBOR plus 2.39%), 7/15/37(2)	1,000,000	1,008,131
BHMS, Series 2018-ATLS, Class C, VRN, 4.37%, (1-month LIBOR plus 1.90%), 7/15/35(2)	1,000,000	1,000,871
BX Trust, Series 2017-SLCT, Class E, VRN, 5.62%, (1-month LIBOR plus 3.15%), 7/15/34(2)	1,700,000	1,714,739
BX Trust, Series 2017-SLCT, Class F, VRN, 6.72%, (1-month LIBOR plus 4.25%), 7/15/34(2)	850,000	856,375
BX Trust, Series 2018-BILT, Class E, VRN, 4.89%, (1-month LIBOR plus 2.42%), 5/15/30(2)	1,000,000	1,006,262
BX Trust, Series 2018-GW, Class F, VRN, 4.89%, (1-month LIBOR plus 2.42%), 5/15/35(2)	1,000,000	1,007,470
BXP Trust, Series 2017-CQHP, Class E, VRN, 5.47%, (1-month LIBOR plus 3.00%), 11/15/34(2)	1,000,000	1,001,971
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, VRN, 4.50%, 10/15/34(2)	1,000,000	1,013,965

	Principal Amount/Shares	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, VRN, 3.54%, (1-month LIBOR plus 1.07%), 12/15/37(2)	$900,000	$904,157
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 6.21%, (1-month LIBOR plus 3.74%), 11/15/36(2)	1,000,000	1,007,313
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.57%, 12/10/30(2)	1,422,000	1,398,246
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 4.27%, (1-month LIBOR plus 1.80%), 7/15/32(2)	1,000,000	998,143
Hilton Orlando Trust, Series 2018-ORL, Class E, VRN, 5.12%, (1-month LIBOR plus 2.65%), 12/15/34(2)	1,000,000	1,008,925
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, VRN, 5.47%, (1-month LIBOR plus 3.00%), 6/15/35(2)	1,493,616	1,506,295
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 4.18%, (1-month LIBOR plus 1.71%), 6/15/35(2)	1,000,000	1,002,336
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.88%, 1/5/31(2)	1,000,000	1,007,659
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 8.32%, (1-month LIBOR plus 5.85%), 9/15/28(2)	1,279,834	1,291,655
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 5.08%, 4/15/47(2)	1,250,000	1,290,368
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, VRN, 5.52%, (1-month LIBOR plus 3.05%), 11/15/34(2)	2,500,000	2,523,381
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 4.97%, (1-month LIBOR plus 2.50%), 8/15/33(2)	1,000,000	1,001,759
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(2)	1,575,000	1,488,513
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,873,710)		27,058,975
EXCHANGE-TRADED FUNDS — 3.8%
SPDR Bloomberg Barclays Convertible Securities ETF	92,180	4,931,630
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	110,447	2,950,039
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	116,312	3,852,254
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,522,190)		11,733,923
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.88%, (1-month LIBOR plus 0.40%), 11/25/34	$971,731	898,341
COLT Mortgage Loan Trust, Series 2019-2, Class A2 SEQ, VRN, 3.44%, 5/25/49(2)	691,476	692,664
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(2)	334,432	346,550
Sequoia Mortgage Trust, Series 2019-CH1, Class A19, VRN, 4.00%, 3/25/49(2)	759,741	779,969
		2,717,524
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FNMA, Series 2016-C05, Class 2M2, VRN, 6.93%, (1-month LIBOR plus 4.45%), 1/25/29	1,500,000	1,632,262
FNMA, Series 2016-C06, Class 1M2, VRN, 6.73%, (1-month LIBOR plus 4.25%), 4/25/29	1,000,000	1,106,718

	Principal Amount/Shares	Value
FNMA, Series 2018-C03, Class 1M2, VRN, 4.63%, (1-month LIBOR plus 2.15%), 10/25/30	$1,000,000	$1,006,230
FNMA, Series 2018-C06, Class 1M2, VRN, 4.48%, (1-month LIBOR plus 2.00%), 3/25/31	1,000,000	1,006,664
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,724,076	104,089
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 10/16/49	4,020,346	111,698
GNMA, Series 2014-126, IO, SEQ, VRN, 0.73%, 2/16/55	4,237,050	201,045
GNMA, Series 2014-126, IO, SEQ, VRN, 0.94%, 2/16/55	5,214,831	290,821
GNMA, Series 2015-85, IO, VRN, 0.56%, 7/16/57	5,946,364	241,232
		5,700,759
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,842,651)		8,418,283
PREFERRED STOCKS — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Homes 4 Rent, 6.50%	13,744	363,529
American Homes 4 Rent, 6.35%	17,248	455,347
American Homes 4 Rent, 5.875%	11,400	284,430
Brookfield Property REIT, Inc., 6.375%	11,121	281,250
Cedar Realty Trust, Inc., 6.50%	14,967	334,812
Colony Capital, Inc., 7.125%	5,490	111,282
Colony Capital, Inc., 7.125%	13,946	281,151
Digital Realty Trust, Inc., 6.35%	13,991	362,787
Digital Realty Trust, Inc., 6.625%	8,857	236,659
Digital Realty Trust, Inc., 5.25%	9,875	243,419
Kimco Realty Corp., 5.625%	8,219	204,653
Kimco Realty Corp., 5.50%	10,532	258,771
Monmouth Real Estate Investment Corp., 6.125%	18,299	443,202
Pebblebrook Hotel Trust, 6.50%	3,936	98,990
Pebblebrook Hotel Trust, 6.375%	7,503	193,878
Pebblebrook Hotel Trust, 6.30%	17,950	452,520
PS Business Parks, Inc., 5.25%	14,744	364,177
Public Storage, 5.125%	4,825	118,936
QTS Realty Trust, Inc., 7.125%	13,170	342,025
Rexford Industrial Realty, Inc., 5.875%	13,901	345,440
Rexford Industrial Realty, Inc., 5.875%	9,100	227,136
SITE Centers Corp., 6.50%	9,389	238,574
Summit Hotel Properties, Inc., 6.25%	11,965	284,049
Sunstone Hotel Investors, Inc., 6.95%	11,755	312,448
VEREIT, Inc., 6.70%	14,291	358,847
Vornado Realty Trust, 5.40%	14,621	360,992
		7,559,304
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 8.00%	14,200	362,810
MFA Financial, Inc., 7.50%	7,555	192,048
		554,858
TOTAL PREFERRED STOCKS (Cost $7,932,908)		8,114,162

	Principal Amount/Shares	Value
EXCHANGE-TRADED NOTES — 2.0%
ETRACS Alerian MLP Infrastructure Index ETN	$139,642	$3,079,106
JPMorgan Alerian MLP Index ETN	122,943	3,083,411
TOTAL EXCHANGE-TRADED NOTES (Cost $6,203,415)		6,162,517
CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $94,558)(6)(7) (Cost $94,558)	114,377	37,172
TEMPORARY CASH INVESTMENTS — 11.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,707,199)	35,707,199	35,707,199
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 103.1% (Cost $313,193,379)		316,949,152
CORPORATE BONDS SOLD SHORT — (2.2)%
Chemicals — (0.3)%
Valvoline, Inc., 5.50%, 7/15/24	$(1,000,000)	(1,030,000)
Consumer Finance — (0.3)%
Refinitiv US Holdings, Inc., 144A, 6.25%, 5/15/26	(1,000,000)	(1,028,750)
Energy Equipment and Services — (0.3)%
Precision Drilling Corp., 144A, 7.125%, 1/15/26	(1,000,000)	(1,010,000)
Food Products — (0.3)%
Kraft Heinz Foods Co., 4.625%, 1/30/29	(800,000)	(829,845)
Media — (0.4)%
Meredith Corp., 6.875%, 2/1/26	(1,000,000)	(1,045,000)
Oil, Gas and Consumable Fuels — (0.3)%
SM Energy Co., 6.625%, 1/15/27	(1,000,000)	(947,500)
Specialty Retail — (0.3)%
United Rentals North America, Inc., 6.50%, 12/15/26	(700,000)	(750,750)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $6,584,356)		(6,641,845)
CONVERTIBLE BONDS SOLD SHORT — (0.2)%
Automobiles — (0.2)%
Tesla, Inc., 1.25%, 3/1/21 (Proceeds $815,000)	(800,000)	(786,734)
COMMON STOCKS SOLD SHORT — (0.2)%
Software — (0.1)%
SVMK, Inc.	(17,000)	(304,300)
Specialty Retail — (0.1)%
Carvana Co.	(3,500)	(250,460)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $504,297)		(554,760)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,903,653)		(7,983,339)
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,475,113)
TOTAL NET ASSETS — 100.0%		$307,490,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,584,058	EUR	3,180,500	State Street Bank and Trust	5/24/19	$10,312

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX)	366	May 2019	USD	366,000	$5,279,550	$(37,391)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	6	December 2019	USD	1,500,000	$1,463,400	$(3,750)
CBOE Volatility Index (VIX)	349	June 2019	USD	349,000	5,505,475	(105,111)
Euro-Bund 10-Year Bonds	49	June 2019	EUR	4,900,000	9,085,177	55,986
Russell 2000 E-Mini Index	132	June 2019	USD	6,600	10,521,720	(451,653)
S&P 500 E-Mini Utilities Select Sector Index	137	June 2019	USD	13,700	8,100,810	(81,480)
U.S. Treasury 2-Year Notes	28	June 2019	USD	5,600,000	5,964,219	12,198
					$40,640,801	$(573,810)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23		$16,975,000	$(728,194)	$(797,457)	$(1,525,651)
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24		$4,000,000	(303,800)	(21,111)	(324,911)
Markit iTraxx Europe Crossover Index Series 31	Buy	(5.00)%	6/20/24	EUR	4,000,000	(525,407)	(26,978)	(552,385)
Markit iTraxx Europe Index Series 31	Buy	(1.00)%	6/20/24	EUR	5,300,000	(97,051)	(44,890)	(141,941)
						$(1,654,452)	$(890,436)	$(2,544,888)

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $136,399,107, which represented 44.4% of total net assets. Of these securities, 0.9% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(7)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $37,172, which represented less than 0.05% of total net assets.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,017,414.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $313,193,379)	$316,949,152
Cash	522,189
Foreign currency holdings, at value (cost of $159,749)	160,095
Deposits with broker for swap agreements	661,242
Deposits with broker for futures contracts	2,565,931
Receivable for investments sold	10,660,131
Receivable for capital shares sold	679,196
Receivable for variation margin on futures contracts	65,990
Receivable for variation margin on swap agreements	98,796
Unrealized appreciation on forward foreign currency exchange contracts	10,312
Interest and dividends receivable	1,383,771
333,756,805

Liabilities
Securities sold short, at value (proceeds of $7,903,653)	7,983,339
Payable for investments purchased	16,424,769
Payable for capital shares redeemed	1,020,475
Payable for variation margin on futures contracts	187,269
Payable for variation margin on swap agreements	36,924
Accrued management fees	446,526
Distribution and service fees payable	15,524
Interest expense payable on securities sold short	144,222
Fees and charges payable on borrowings for securities sold short	7,057
26,266,105

Net Assets	$307,490,700

Net Assets Consist of:
Capital (par value and paid-in surplus)	$307,079,644
Distributable earnings	411,056
$307,490,700

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$57,834,136	5,963,924	$9.70
I Class, $0.01 Par Value	$212,473,175	21,902,788	$9.70
Y Class, $0.01 Par Value	$7,750,069	798,802	$9.70
A Class, $0.01 Par Value	$12,037,479	1,241,463	$9.70*
C Class, $0.01 Par Value	$15,815,162	1,639,973	$9.64
R Class, $0.01 Par Value	$16,616	1,716	$9.68
R6 Class, $0.01 Par Value	$1,564,063	161,171	$9.70
*Maximum offering price $10.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,015,072
Dividends (net of foreign taxes withheld of $30,418)	1,851,291
7,866,363

Expenses:
Management fees	2,843,766
Distribution and service fees:
A Class	15,603
C Class	79,779
R Class	50
Directors' fees and expenses	4,024
Interest expense on securities sold short	32,113
Fees and charges on borrowings for securities sold short	7,057
Other expenses	5,496
2,987,888
Fees waived(1)	(164,650)
2,823,238

Net investment income (loss)	5,043,125

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(831,574)
Securities sold short transactions	23,974
Forward foreign currency exchange contract transactions	106,429
Futures contract transactions	(2,143,573)
Swap agreement transactions	123,500
Foreign currency translation transactions	5,536
(2,715,708)

Change in net unrealized appreciation (depreciation) on:
Investments	6,070,478
Securities sold short	(111,719)
Forward foreign currency exchange contracts	(14,010)
Futures contracts	(1,054,800)
Swap agreements	(890,436)
Translation of assets and liabilities in foreign currencies	4,089
4,003,602

Net realized and unrealized gain (loss)	1,287,894

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,331,019

(1)	Amount consists of $69,478, $75,637, $3,052, $6,865, $8,776, $11 and $831 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$5,043,125	$7,871,363
Net realized gain (loss)	(2,715,708)	572,418
Change in net unrealized appreciation (depreciation)	4,003,602	(4,891,751)
Net increase (decrease) in net assets resulting from operations	6,331,019	3,552,030

Distributions to Shareholders
From earnings:
Investor Class	(2,186,262)	(3,621,683)
I Class	(2,218,709)	(3,697,648)
Y Class	(97,134)	(34,132)
A Class	(195,932)	(309,010)
C Class	(179,422)	(338,648)
R Class	(309)	(207)
R6 Class	(27,009)	(14,478)
Decrease in net assets from distributions	(4,904,777)	(8,015,806)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,762,887	16,638,755

Net increase (decrease) in net assets	18,189,129	12,174,979

Net Assets
Beginning of period	289,301,571	277,126,592
End of period	$307,490,700	$289,301,571

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide diverse sources of income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP assists the investment advisor in making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were ArrowMark Colorado Holdings LLC, Good Hill Partners LP, Marathon Asset Management, LP and Timbercreek Investment Management (U.S.) LLC. Effective December 3, 2018, Marathon Asset Management, LP was added as a subadvisor to the fund. Effective January 15, 2019, BCSF Advisors, LP was removed as a subadvisor to the fund. PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2019, the investment advisor agreed to waive 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until February 29, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	2.00%	1.89%
I Class	1.80%	1.69%
Y Class	1.65%	1.54%
A Class	2.00%	1.89%
C Class	2.00%	1.89%
R Class	2.00%	1.89%
R6 Class	1.65%	1.54%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2019 totaled $180,501,976, of which $1,000,000 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2019 totaled $179,935,289, of which $5,234,371 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		90,000,000
Sold	4,906,332	$47,276,419	7,410,245	$72,554,413
Issued in reinvestment of distributions	230,118	2,180,596	368,063	3,591,393
Redeemed	(12,265,271)	(118,707,872)	(7,607,664)	(74,518,593)
	(7,128,821)	(69,250,857)	170,644	1,627,213
I Class/Shares Authorized	110,000,000		90,000,000
Sold	13,810,322	133,604,096	7,580,804	74,290,441
Issued in reinvestment of distributions	234,242	2,218,676	378,902	3,697,648
Redeemed	(5,547,318)	(53,304,809)	(6,229,732)	(61,011,365)
	8,497,246	82,517,963	1,729,974	16,976,724
Y Class/Shares Authorized	30,000,000		70,000,000
Sold	397,575	3,840,487	408,264	3,998,407
Issued in reinvestment of distributions	10,224	97,134	3,489	34,132
Redeemed	(14,299)	(137,752)	(6,974)	(68,229)
	393,500	3,799,869	404,779	3,964,310
A Class/Shares Authorized	30,000,000		25,000,000
Sold	431,980	4,133,639	666,452	6,516,756
Issued in reinvestment of distributions	20,617	195,142	31,507	307,419
Redeemed	(453,788)	(4,337,213)	(834,537)	(8,159,603)
	(1,191)	(8,432)	(136,578)	(1,335,428)
C Class/Shares Authorized	30,000,000		25,000,000
Sold	140,876	1,337,881	523,348	5,095,186
Issued in reinvestment of distributions	18,917	178,221	34,274	332,884
Redeemed	(195,750)	(1,875,551)	(800,606)	(7,785,689)
	(35,957)	(359,449)	(242,984)	(2,357,619)
R Class/Shares Authorized	20,000,000		10,000,000
Sold	3,030	29,062	1,258	12,352
Issued in reinvestment of distributions	33	309	21	207
Redeemed	(2,158)	(20,932)	(81,253)	(793,862)
	905	8,439	(79,974)	(781,303)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	3,673	35,610	154,428	1,515,468
Issued in reinvestment of distributions	2,849	27,009	1,479	14,478
Redeemed	(758)	(7,265)	(304,706)	(2,985,088)
	5,764	55,354	(148,799)	(1,455,142)
Net increase (decrease)	1,731,446	$16,762,887	1,697,062	$16,638,755

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$48,971,615	$9,980,410	—
Asset-Backed Securities	—	46,719,736	—
Bank Loan Obligations	—	41,520,684	—
Collateralized Loan Obligations	—	36,696,351	—
Corporate Bonds	—	35,828,125	—
Commercial Mortgage-Backed Securities	—	27,058,975	—
Exchange-Traded Funds	11,733,923	—	—
Collateralized Mortgage Obligations	—	8,418,283	—
Preferred Stocks	8,114,162	—	—
Exchange-Traded Notes	6,162,517	—	—
Convertible Bonds	—	37,172	—
Temporary Cash Investments	35,707,199	—	—
	$110,689,416	$206,259,736	—
Other Financial Instruments
Futures Contracts	$12,198	$55,986	—
Forward Foreign Currency Exchange Contracts	—	10,312	—
	$12,198	$66,298	—

Liabilities
Securities Sold Short
Corporate Bonds	—	$6,641,845	—
Convertible Bonds Sold Short	—	786,734	—
Common Stocks Sold Short	$554,760	—	—
	$554,760	$7,428,579
Other Financial Instruments
Futures Contracts	$679,385	—	—
Swap Agreements	—	$2,544,888	—
	$679,385	$2,544,888	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $18,178,527.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $340,250 futures contracts purchased and $225,283 futures contracts sold.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,788,743.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $6,340,738 futures contracts sold.

Value of Derivative Instruments as of April 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$98,796	Payable for variation margin on swap agreements*	$36,924
Equity Price Risk	Receivable for variation margin on futures contracts*	52,800	Payable for variation margin on futures contracts*	184,200
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	10,312	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	13,190	Payable for variation margin on futures contracts*	3,069
		$175,098		$224,193

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$123,500	Change in net unrealized appreciation (depreciation) on swap agreements	$(890,436)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(2,033,833)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,156,392)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	106,429	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(14,010)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(109,740)	Change in net unrealized appreciation (depreciation) on futures contracts	101,592
		$(1,913,644)		$(1,959,246)

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$313,299,426
Gross tax appreciation of investments	$7,159,874
Gross tax depreciation of investments	(3,510,148)
Net tax appreciation (depreciation) of investments	3,649,726
Gross tax appreciation on securities sold short	35,911
Gross tax depreciation on securities sold short	(115,597)
Net tax appreciation (depreciation)	$3,570,040

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(149,997), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(4)	$9.65	0.16	0.05	0.21	(0.16)	—	(0.16)	$9.70	2.06%	1.92%(5)	2.03%(5)	3.33%(5)	3.22%(5)	67%	$57,834
2018	$9.80	0.29	(0.14)	0.15	(0.30)	—(6)	(0.30)	$9.65	1.66%	1.91%	2.01%	2.99%	2.89%	83%	$126,369
2017	$9.48	0.22	0.29	0.51	(0.19)	—	(0.19)	$9.80	5.45%	1.94%	2.02%	2.33%	2.25%	65%	$126,656
2016	$9.61	0.24	0.04	0.28	(0.41)	—	(0.41)	$9.48	3.03%	2.00%	2.01%	2.57%	2.56%	98%	$41,447
2015(7)	$10.00	0.10	(0.49)	(0.39)	—	—	—	$9.61	(3.90)%	2.00%(5)	2.00%(5)	2.55%(5)	2.55%(5)	23%	$21,898
I Class
2019(4)	$9.66	0.17	0.03	0.20	(0.16)	—	(0.16)	$9.70	2.17%	1.72%(5)	1.83%(5)	3.53%(5)	3.42%(5)	67%	$212,473
2018	$9.80	0.31	(0.13)	0.18	(0.32)	—(6)	(0.32)	$9.66	1.87%	1.71%	1.81%	3.19%	3.09%	83%	$129,431
2017	$9.48	0.27	0.26	0.53	(0.21)	—	(0.21)	$9.80	5.66%	1.74%	1.82%	2.53%	2.45%	65%	$114,472
2016	$9.61	0.26	0.05	0.31	(0.44)	—	(0.44)	$9.48	3.19%	1.80%	1.81%	2.77%	2.76%	98%	$7,111
2015(7)	$10.00	0.11	(0.50)	(0.39)	—	—	—	$9.61	(3.80)%	1.80%(5)	1.80%(5)	2.75%(5)	2.75%(5)	23%	$5,769
Y Class
2019(4)	$9.66	0.18	0.03	0.21	(0.17)	—	(0.17)	$9.70	2.24%	1.57%(5)	1.68%(5)	3.68%(5)	3.57%(5)	67%	$7,750
2018	$9.81	0.33	(0.15)	0.18	(0.33)	—(6)	(0.33)	$9.66	1.92%	1.56%	1.66%	3.34%	3.24%	83%	$3,914
2017(8)	$9.69	0.15	0.10	0.25	(0.13)	—	(0.13)	$9.81	2.61%	1.59%(5)	1.67%(5)	2.80%(5)	2.72%(5)	65%(9)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(4)	$9.65	0.15	0.04	0.19	(0.14)	—	(0.14)	$9.70	1.94%	2.17%(5)	2.28%(5)	3.08%(5)	2.97%(5)	67%	$12,037
2018	$9.80	0.27	(0.14)	0.13	(0.28)	—(6)	(0.28)	$9.65	1.41%	2.16%	2.26%	2.74%	2.64%	83%	$11,992
2017	$9.48	0.18	0.31	0.49	(0.17)	—	(0.17)	$9.80	5.19%	2.19%	2.27%	2.08%	2.00%	65%	$13,515
2016	$9.60	0.22	0.04	0.26	(0.38)	—	(0.38)	$9.48	2.80%	2.25%	2.26%	2.32%	2.31%	98%	$20,328
2015(7)	$10.00	0.09	(0.49)	(0.40)	—	—	—	$9.60	(4.00)%	2.25%(5)	2.25%(5)	2.30%(5)	2.30%(5)	23%	$9,673
C Class
2019(4)	$9.60	0.11	0.04	0.15	(0.11)	—	(0.11)	$9.64	1.56%	2.92%(5)	3.03%(5)	2.33%(5)	2.22%(5)	67%	$15,815
2018	$9.75	0.19	(0.14)	0.05	(0.20)	—(6)	(0.20)	$9.60	0.55%	2.91%	3.01%	1.99%	1.89%	83%	$16,086
2017	$9.43	0.12	0.30	0.42	(0.10)	—	(0.10)	$9.75	4.42%	2.94%	3.02%	1.33%	1.25%	65%	$18,705
2016	$9.57	0.14	0.05	0.19	(0.33)	—	(0.33)	$9.43	2.03%	3.00%	3.01%	1.57%	1.56%	98%	$12,129
2015(7)	$10.00	0.06	(0.49)	(0.43)	—	—	—	$9.57	(4.30)%	3.00%(5)	3.00%(5)	1.55%(5)	1.55%(5)	23%	$9,687
R Class
2019(4)	$9.63	0.14	0.04	0.18	(0.13)	—	(0.13)	$9.68	1.81%	2.42%(5)	2.53%(5)	2.83%(5)	2.72%(5)	67%	$17
2018	$9.78	0.26	(0.16)	0.10	(0.25)	—(6)	(0.25)	$9.63	1.16%	2.41%	2.51%	2.49%	2.39%	83%	$8
2017	$9.46	0.16	0.30	0.46	(0.14)	—	(0.14)	$9.78	4.93%	2.44%	2.52%	1.83%	1.75%	65%	$790
2016	$9.59	0.19	0.04	0.23	(0.36)	—	(0.36)	$9.46	2.50%	2.50%	2.51%	2.07%	2.06%	98%	$1,956
2015(7)	$10.00	0.08	(0.49)	(0.41)	—	—	—	$9.59	(4.10)%	2.50%(5)	2.50%(5)	2.05%(5)	2.05%(5)	23%	$1,917

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(4)	$9.66	0.18	0.03	0.21	(0.17)	—	(0.17)	$9.70	2.14%	1.57%(5)	1.68%(5)	3.68%(5)	3.57%(5)	67%	$1,564
2018	$9.81	0.31	(0.13)	0.18	(0.33)	—(6)	(0.33)	$9.66	2.02%	1.56%	1.66%	3.34%	3.24%	83%	$1,501
2017	$9.48	0.25	0.31	0.56	(0.23)	—	(0.23)	$9.81	5.93%	1.59%	1.67%	2.68%	2.60%	65%	$2,983
2016	$9.62	0.27	0.04	0.31	(0.45)	—	(0.45)	$9.48	3.39%	1.65%	1.66%	2.92%	2.91%	98%	$4,157
2015(7)	$10.00	0.12	(0.50)	(0.38)	—	—	—	$9.62	(3.80)%	1.65%(5)	1.65%(5)	2.90%(5)	2.90%(5)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2019 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	May 29, 2015 (fund inception) through October 31, 2015.

(8)	April 10, 2017 (commencement of sale) through October 31, 2017.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Approval of Subadvisory Agreement

The Fund is a multi-manager fund, which means that American Century Investment Management, Inc. (the "Advisor") has retained several subadvisors, each employing its own particular investment strategy, to manage and make investment decisions with respect to the Fund’s assets. The Advisor has engaged Perella Weinberg Partners Capital Management LP (“PWP”) to manage a portion of the Fund and to assist the Advisor with identifying and recommending other underlying subadvisors to manage distinct investment strategies. PWP uses a flexible and opportunistic investment strategy that allocates Fund assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the Fund. The Advisor provides oversight of each of these functions. The Advisor and PWP share responsibility with regards to due diligence assessments of underlying subadvisors and the overall risk management program for the fund.

At its meeting on September 12, 2018, the Fund's Board of Directors approved Marathon Asset Management, L.P. (the "Subadvisor") as an underlying subadvisor for the Fund. In considering the approval of the Subadvisor and the underlying subadvisory agreement between the Advisor and the Subadvisor, referred to herein as the “Subadvisory Agreement,” the Board received detailed information regarding the Subadvisor, as well as those individuals designated to manage the Fund.

The Board received a recommendation from the Advisor and PWP to approve the Subadvisor as an underlying subadvisor for the Fund. The information considered and the discussions held with regard to the Subadvisor included, but were not limited to:

•	the nature, extent, and quality of investment management services to be provided by the Subadvisor to the Fund;

•	the Subadvisor’s breadth of experience in managing its particular investment strategy and in managing investments generally;

•	the expected composition and liquidity of the securities to be held in the Subadvisor’s portion of the Fund;

•	data comparing the performance of the Subadvisor’s proposed investment strategies employed in similar accounts to appropriate benchmarks; and

•	the compliance policies, procedures, and regulatory experience of the Subadvisor, including management of other 1940 Act registered investment companies, if applicable.

The independent Directors reviewed the proposed fees for the Subadvisor, noting that the compensation paid to the Subadvisor would be paid by the Advisor out of the Fund’s unified fee. They also noted that the terms of the Subadvisory Agreement were the result of arms’ length negotiations between the Advisor and the Subadvisor. The independent Directors considered all of the information provided by the Advisor, the Subadvisor, and the independent Directors’ independent counsel in connection with the approval, and concluded that they had sufficient information to evaluate the proposed agreement on behalf of the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. Based on all of the information considered, the independent Directors concluded that the Subadvisory Agreement was fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92370 1906

Semiannual Report

April 30, 2019

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Prologis, Inc.	4.6%
Gaming and Leisure Properties, Inc.	3.6%
Vonovia SE	3.6%
Sun Communities, Inc.	3.3%
Americold Realty Trust	3.2%
Alexandria Real Estate Equities, Inc.	3.1%
Orix JREIT, Inc.	2.8%
Segro plc	2.7%
HCP, Inc.	2.6%
Camden Property Trust	2.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	49.8%
Foreign Common Stocks	48.6%
Total Common Stocks	98.4%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
United States	49.8%
Japan	9.5%
Hong Kong	8.3%
China	4.9%
Germany	4.8%
Australia	4.4%
United Kingdom	4.2%
Singapore	2.5%
Canada	2.5%
Other Countries	7.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,140.20	$5.94	1.12%
I Class	$1,000	$1,141.50	$4.88	0.92%
Y Class	$1,000	$1,142.10	$4.09	0.77%
A Class	$1,000	$1,138.30	$7.26	1.37%
C Class	$1,000	$1,134.90	$11.22	2.12%
R Class	$1,000	$1,136.40	$8.58	1.62%
R5 Class	$1,000	$1,140.40	$4.88	0.92%
R6 Class	$1,000	$1,141.30	$4.09	0.77%
Hypothetical
Investor Class	$1,000	$1,019.24	$5.61	1.12%
I Class	$1,000	$1,020.23	$4.61	0.92%
Y Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.00	$6.85	1.37%
C Class	$1,000	$1,014.28	$10.59	2.12%
R Class	$1,000	$1,016.76	$8.10	1.62%
R5 Class	$1,000	$1,020.23	$4.61	0.92%
R6 Class	$1,000	$1,020.98	$3.86	0.77%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 4.4%
Charter Hall Group	129,607	$896,321
Goodman Group	158,868	1,473,878
NEXTDC Ltd.(1)	77,307	348,246
		2,718,445
Belgium — 1.0%
Shurgard Self Storage SA(1)	8,872	293,584
VGP NV	3,926	343,758
		637,342
Canada — 2.5%
Allied Properties Real Estate Investment Trust	14,579	516,147
Canadian Apartment Properties REIT	15,821	566,023
Northview Apartment Real Estate Investment Trust	20,437	429,883
		1,512,053
China — 4.9%
CIFI Holdings Group Co. Ltd.	456,000	303,289
GDS Holdings Ltd. ADR(1)	23,024	900,929
Longfor Group Holdings Ltd.	188,000	693,767
Shimao Property Holdings Ltd.	139,000	422,361
Sunac China Holdings Ltd.	135,000	697,375
		3,017,721
France — 1.3%
Gecina SA	5,424	809,808
Germany — 4.8%
ADO Properties SA	4,043	212,218
Aroundtown SA	62,427	506,078
Vonovia SE	44,410	2,215,984
		2,934,280
Hong Kong — 8.3%
Hang Lung Properties Ltd.	188,000	441,139
Link REIT	128,000	1,491,327
New World Development Co. Ltd.	485,000	800,607
Sun Hung Kai Properties Ltd.	60,000	1,033,613
Times China Holdings Ltd.	304,000	550,664
Wharf Real Estate Investment Co. Ltd.	106,000	810,924
		5,128,274
India — 0.2%
Embassy Office Parks REIT(1)	28,000	128,990
Indonesia — 0.2%
Pakuwon Jati Tbk PT	2,860,700	143,531
Japan — 9.5%
Advance Residence Investment Corp.	186	519,276

6

	Shares	Value
GLP J-Reit	673	$725,075
Japan Hotel REIT Investment Corp.	1,009	822,630
Mitsui Fudosan Co. Ltd.	51,800	1,197,550
Orix JREIT, Inc.	982	1,723,724
Sumitomo Realty & Development Co. Ltd.	23,900	882,541
		5,870,796
Mexico — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	207,221	325,188
Netherlands — 1.5%
InterXion Holding NV(1)	13,077	904,798
Philippines — 1.2%
Ayala Land, Inc.	792,500	745,227
Singapore — 2.5%
CapitaLand Commercial Trust	214,100	305,461
CapitaLand Ltd.	293,200	761,352
Mapletree Commercial Trust	341,400	484,434
		1,551,247
Spain — 0.6%
Inmobiliaria Colonial Socimi SA	36,520	393,065
Sweden — 1.0%
Fabege AB	41,812	580,445
United Kingdom — 4.2%
Safestore Holdings plc	56,283	472,670
Segro plc	189,745	1,679,020
UNITE Group plc (The)	34,292	421,277
		2,572,967
United States — 49.8%
Agree Realty Corp.	14,246	932,686
Alexandria Real Estate Equities, Inc.	13,497	1,921,838
Americold Realty Trust	61,495	1,968,455
Boston Properties, Inc.	9,829	1,352,667
Camden Property Trust	15,439	1,553,935
CareTrust REIT, Inc.	16,763	406,503
Equinix, Inc.	2,906	1,321,358
Equity Residential	15,069	1,151,573
Essential Properties Realty Trust, Inc.	20,086	415,379
Extra Space Storage, Inc.	4,697	487,032
Gaming and Leisure Properties, Inc.	55,022	2,221,788
HCP, Inc.	54,289	1,616,726
Hudson Pacific Properties, Inc.	27,991	975,766
Invitation Homes, Inc.	60,142	1,495,130
JBG SMITH Properties	13,550	576,553
Prologis, Inc.	37,242	2,855,344
Regency Centers Corp.	18,984	1,275,155
Rexford Industrial Realty, Inc.	32,921	1,247,377
Ryman Hospitality Properties, Inc.	10,194	811,442
SBA Communications Corp.(1)	1,589	323,727

7

	Shares	Value
STORE Capital Corp.	36,066	$1,201,719
Sun Communities, Inc.	16,336	2,010,635
UDR, Inc.	29,604	1,330,700
Welltower, Inc.	17,138	1,277,295
		30,730,783
TOTAL COMMON STOCKS (Cost $51,568,595)		60,704,960
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $923,711), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $905,153)		905,093
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $158,713), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $151,005)		151,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	702	702
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,056,795)		1,056,795
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $52,625,390)		61,761,755
OTHER ASSETS AND LIABILITIES — (0.1)%		(78,238)
TOTAL NET ASSETS — 100.0%		$61,683,517

SECTOR ALLOCATION
(as a % of net assets)
Diversified	31.9%
Residential	19.8%
Industrial	17.2%
Office	10.8%
Retail	8.6%
Health Care	5.4%
Lodging/Resorts	2.7%
Self Storage	2.0%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $52,625,390)	$61,761,755
Foreign currency holdings, at value (cost of $10)	10
Receivable for investments sold	240,338
Receivable for capital shares sold	45,293
Dividends and interest receivable	138,720
Other assets	318
62,186,434

Liabilities
Payable for investments purchased	416,315
Payable for capital shares redeemed	33,863
Accrued management fees	50,423
Distribution and service fees payable	2,316
502,917

Net Assets	$61,683,517

Net Assets Consist of:
Capital (par value and paid-in surplus)	$53,262,303
Distributable earnings	8,421,214
$61,683,517

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$27,790,937	2,250,708	$12.35
I Class, $0.01 Par Value	$18,450,424	1,494,513	$12.35
Y Class, $0.01 Par Value	$9,411,887	762,141	$12.35
A Class, $0.01 Par Value	$1,981,754	160,502	$12.35*
C Class, $0.01 Par Value	$2,158,626	174,990	$12.34
R Class, $0.01 Par Value	$220,808	17,872	$12.35
R5 Class, $0.01 Par Value	$6,001	486	$12.35
R6 Class, $0.01 Par Value	$1,663,080	134,757	$12.34
*Maximum offering price $13.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $34,170)	$840,130
Interest	4,418
844,548

Expenses:
Management fees	310,066
Distribution and service fees:
A Class	2,485
C Class	11,307
R Class	472
Directors' fees and expenses	824
Other expenses	2,536
327,690

Net investment income (loss)	516,858

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,556,374
Foreign currency translation transactions	(3,687)
1,552,687

Change in net unrealized appreciation (depreciation) on:
Investments	5,942,514
Translation of assets and liabilities in foreign currencies	363
5,942,877

Net realized and unrealized gain (loss)	7,495,564

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,012,422

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$516,858	$1,305,030
Net realized gain (loss)	1,552,687	3,588,062
Change in net unrealized appreciation (depreciation)	5,942,877	(5,429,135)
Net increase (decrease) in net assets resulting from operations	8,012,422	(536,043)

Distributions to Shareholders
From earnings:
Investor Class	(1,322,298)	(2,338,576)
I Class	(539,742)	(245,001)
Y Class	(215,983)	(196)
A Class	(68,764)	(87,066)
C Class	(62,400)	(77,272)
R Class	(5,647)	(3,174)
R5 Class	(208)	(190)
R6 Class	(58,775)	(33,507)
Decrease in net assets from distributions	(2,273,817)	(2,784,982)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(12,809,621)	(11,028,014)

Net increase (decrease) in net assets	(7,071,016)	(14,349,039)

Net Assets
Beginning of period	68,754,533	83,103,572
End of period	$61,683,517	$68,754,533

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,176 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(25) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $42,842,588 and $57,211,418, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	231,258	$2,683,802	905,146	$10,647,692
Issued in reinvestment of distributions	119,326	1,310,194	198,026	2,326,804
Redeemed	(2,035,443)	(24,090,178)	(3,000,049)	(34,915,271)
	(1,684,859)	(20,096,182)	(1,896,877)	(21,940,775)
I Class/Shares Authorized	40,000,000		20,000,000
Sold	643,816	8,006,202	1,019,982	11,546,605
Issued in reinvestment of distributions	49,202	539,742	19,220	225,640
Redeemed	(461,044)	(5,208,870)	(350,846)	(4,104,589)
	231,974	3,337,074	688,356	7,667,656
Y Class/Shares Authorized	30,000,000		70,000,000
Sold	370,323	4,364,256	390,675	4,600,718
Issued in reinvestment of distributions	19,267	211,357	17	196
Redeemed	(13,045)	(152,465)	(5,547)	(64,296)
	376,545	4,423,148	385,145	4,536,618
A Class/Shares Authorized	20,000,000		15,000,000
Sold	3,011	33,837	36,611	433,779
Issued in reinvestment of distributions	5,915	65,004	7,096	83,451
Redeemed	(26,645)	(311,800)	(110,015)	(1,303,969)
	(17,719)	(212,959)	(66,308)	(786,739)
C Class/Shares Authorized	20,000,000		10,000,000
Sold	4,852	58,824	6,177	71,778
Issued in reinvestment of distributions	4,924	54,217	5,756	67,809
Redeemed	(45,808)	(543,487)	(108,373)	(1,268,217)
	(36,032)	(430,446)	(96,440)	(1,128,630)
R Class/Shares Authorized	20,000,000		10,000,000
Sold	4,908	57,006	13,285	156,407
Issued in reinvestment of distributions	510	5,618	269	3,174
Redeemed	(879)	(10,283)	(10,557)	(124,932)
	4,539	52,341	2,997	34,649
R5 Class/Shares Authorized	20,000,000		30,000,000
Issued in reinvestment of distributions	19	208	17	190
R6 Class/Shares Authorized	25,000,000		20,000,000
Sold	14,343	165,933	65,917	773,410
Issued in reinvestment of distributions	5,363	58,775	2,857	33,507
Redeemed	(9,289)	(107,513)	(18,647)	(217,900)
	10,417	117,195	50,127	589,017
Net increase (decrease)	(1,115,116)	$(12,809,621)	(932,983)	$(11,028,014)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,718,445	—
Belgium	—	637,342	—
Canada	—	1,512,053	—
China	$900,929	2,116,792	—
France	—	809,808	—
Germany	—	2,934,280	—
Hong Kong	—	5,128,274	—
India	—	128,990	—
Indonesia	—	143,531	—
Japan	—	5,870,796	—
Mexico	—	325,188	—
Philippines	—	745,227	—
Singapore	—	1,551,247	—
Spain	—	393,065	—
Sweden	—	580,445	—
United Kingdom	—	2,572,967	—
Other Countries	31,635,581	—	—
Temporary Cash Investments	702	1,056,093	—
	$32,537,212	$29,224,543	—

16

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$54,665,596
Gross tax appreciation of investments	$7,269,737
Gross tax depreciation of investments	(173,578)
Net tax appreciation (depreciation) of investments	$7,096,159

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(399,023), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$11.25	0.10	1.42	1.52	(0.42)	—	(0.42)	$12.35	14.02%	1.12%(4)	1.12%(4)	1.66%(4)	1.66%(4)	70%	$27,791
2018	$11.80	0.20	(0.35)	(0.15)	(0.40)	—	(0.40)	$11.25	(1.39)%	1.11%	1.18%	1.67%	1.60%	169%	$44,274
2017	$11.45	0.25	0.58	0.83	(0.48)	—	(0.48)	$11.80	7.71%	1.13%	1.21%	2.22%	2.14%	201%	$68,825
2016	$11.62	0.15	0.01	0.16	(0.33)	—	(0.33)	$11.45	1.50%	1.16%	1.21%	1.31%	1.26%	250%	$67,798
2015	$12.03	0.17	0.02	0.19	(0.45)	(0.15)	(0.60)	$11.62	1.70%	1.20%	1.21%	1.39%	1.38%	248%	$72,769
2014	$11.54	0.13	0.88	1.01	(0.37)	(0.15)	(0.52)	$12.03	9.29%	1.20%	1.20%	1.15%	1.15%	275%	$69,207
I Class
2019(3)	$11.26	0.10	1.44	1.54	(0.45)	—	(0.45)	$12.35	14.15%	0.92%(4)	0.92%(4)	1.86%(4)	1.86%(4)	70%	$18,450
2018	$11.81	0.21	(0.33)	(0.12)	(0.43)	—	(0.43)	$11.26	(1.18)%	0.91%	0.98%	1.87%	1.80%	169%	$14,216
2017	$11.47	0.25	0.59	0.84	(0.50)	—	(0.50)	$11.81	7.83%	0.93%	1.01%	2.42%	2.34%	201%	$6,782
2016	$11.63	0.18	0.02	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.96%	1.01%	1.51%	1.46%	250%	$2,826
2015	$12.05	0.19	0.02	0.21	(0.48)	(0.15)	(0.63)	$11.63	1.83%	1.00%	1.01%	1.59%	1.58%	248%	$4,325
2014	$11.56	0.15	0.88	1.03	(0.39)	(0.15)	(0.54)	$12.05	9.50%	1.00%	1.00%	1.35%	1.35%	275%	$8,848
Y Class
2019(3)	$11.27	0.12	1.42	1.54	(0.46)	—	(0.46)	$12.35	14.21%	0.77%(4)	0.77%(4)	2.01%(4)	2.01%(4)	70%	$9,412
2018	$11.81	0.21	(0.32)	(0.11)	(0.43)	—	(0.43)	$11.27	(1.04)%	0.76%	0.83%	2.02%	1.95%	169%	$4,346
2017(5)	$11.09	0.13	0.59	0.72	—	—	—	$11.81	6.49%	0.78%(4)	0.86%(4)	1.99%(4)	1.91%(4)	201%(6)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$11.24	0.08	1.43	1.51	(0.40)	—	(0.40)	$12.35	13.83%	1.37%(4)	1.37%(4)	1.41%(4)	1.41%(4)	70%	$1,982
2018	$11.79	0.17	(0.35)	(0.18)	(0.37)	—	(0.37)	$11.24	(1.64)%	1.36%	1.43%	1.42%	1.35%	169%	$2,002
2017	$11.44	0.24	0.56	0.80	(0.45)	—	(0.45)	$11.79	7.44%	1.38%	1.46%	1.97%	1.89%	201%	$2,882
2016	$11.60	0.12	0.03	0.15	(0.31)	—	(0.31)	$11.44	1.33%	1.41%	1.46%	1.06%	1.01%	250%	$16,651
2015	$12.02	0.13	0.02	0.15	(0.42)	(0.15)	(0.57)	$11.60	1.35%	1.45%	1.46%	1.14%	1.13%	248%	$21,275
2014	$11.53	0.11	0.87	0.98	(0.34)	(0.15)	(0.49)	$12.02	9.02%	1.45%	1.45%	0.90%	0.90%	275%	$16,601
C Class
2019(3)	$11.18	0.04	1.43	1.47	(0.31)	—	(0.31)	$12.34	13.49%	2.12%(4)	2.12%(4)	0.66%(4)	0.66%(4)	70%	$2,159
2018	$11.73	0.08	(0.35)	(0.27)	(0.28)	—	(0.28)	$11.18	(2.42)%	2.11%	2.18%	0.67%	0.60%	169%	$2,360
2017	$11.38	0.14	0.58	0.72	(0.37)	—	(0.37)	$11.73	6.65%	2.13%	2.21%	1.22%	1.14%	201%	$3,606
2016	$11.55	0.03	0.02	0.05	(0.22)	—	(0.22)	$11.38	0.47%	2.16%	2.21%	0.31%	0.26%	250%	$7,282
2015	$11.96	0.05	0.02	0.07	(0.33)	(0.15)	(0.48)	$11.55	0.73%	2.20%	2.21%	0.39%	0.38%	248%	$7,197
2014	$11.47	0.02	0.88	0.90	(0.26)	(0.15)	(0.41)	$11.96	8.12%	2.20%	2.20%	0.15%	0.15%	275%	$5,428

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$11.23	0.07	1.42	1.49	(0.37)	—	(0.37)	$12.35	13.64%	1.62%(4)	1.62%(4)	1.16%(4)	1.16%(4)	70%	$221
2018	$11.78	0.14	(0.35)	(0.21)	(0.34)	—	(0.34)	$11.23	(1.90)%	1.61%	1.68%	1.17%	1.10%	169%	$150
2017	$11.43	0.18	0.60	0.78	(0.43)	—	(0.43)	$11.78	7.17%	1.63%	1.71%	1.72%	1.64%	201%	$122
2016	$11.59	0.10	0.02	0.12	(0.28)	—	(0.28)	$11.43	1.07%	1.66%	1.71%	0.81%	0.76%	250%	$106
2015	$12.01	0.11	0.01	0.12	(0.39)	(0.15)	(0.54)	$11.59	1.08%	1.70%	1.71%	0.89%	0.88%	248%	$245
2014	$11.52	0.08	0.87	0.95	(0.31)	(0.15)	(0.46)	$12.01	8.74%	1.70%	1.70%	0.65%	0.65%	275%	$382
R5 Class
2019(3)	$11.27	0.11	1.42	1.53	(0.45)	—	(0.45)	$12.35	14.04%	0.92%(4)	0.92%(4)	1.86%(4)	1.86%(4)	70%	$6
2018	$11.81	0.22	(0.34)	(0.12)	(0.42)	—	(0.42)	$11.27	(1.15)%	0.91%	0.98%	1.87%	1.80%	169%	$5
2017(5)	$11.10	0.12	0.59	0.71	—	—	—	$11.81	6.40%	0.93%(4)	1.01%(4)	1.84%(4)	1.76%(4)	201%(6)	$5
R6 Class
2019(3)	$11.27	0.12	1.41	1.53	(0.46)	—	(0.46)	$12.34	14.13%	0.77%(4)	0.77%(4)	2.01%(4)	2.01%(4)	70%	$1,663
2018	$11.82	0.23	(0.33)	(0.10)	(0.45)	—	(0.45)	$11.27	(1.02)%	0.76%	0.83%	2.02%	1.95%	169%	$1,401
2017	$11.47	0.31	0.56	0.87	(0.52)	—	(0.52)	$11.82	8.09%	0.78%	0.86%	2.57%	2.49%	201%	$877
2016	$11.64	0.19	0.01	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.81%	0.86%	1.66%	1.61%	250%	$7,938
2015	$12.06	0.18	0.04	0.22	(0.49)	(0.15)	(0.64)	$11.64	1.99%	0.85%	0.86%	1.74%	1.73%	248%	$7,145
2014	$11.57	0.17	0.88	1.05	(0.41)	(0.15)	(0.56)	$12.06	9.67%	0.85%	0.85%	1.50%	1.50%	275%	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 1906

Semiannual Report

April 30, 2019

NT Global Real Estate Fund
Investor Class (ANREX)
G Class (ANRHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Prologis, Inc.	4.6%
Gaming and Leisure Properties, Inc.	3.6%
Vonovia SE	3.6%
Sun Communities, Inc.	3.3%
Americold Realty Trust	3.2%
Alexandria Real Estate Equities, Inc.	3.1%
Orix JREIT, Inc.	2.8%
Segro plc	2.7%
HCP, Inc.	2.6%
Camden Property Trust	2.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	49.8%
Foreign Common Stocks	48.5%
Total Common Stocks	98.3%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United States	49.8%
Japan	9.5%
Hong Kong	8.3%
China	4.9%
Germany	4.8%
Australia	4.4%
United Kingdom	4.2%
Singapore	2.5%
Canada	2.4%
Other Countries	7.5%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,139.40	$5.94	1.12%
G Class	$1,000	$1,145.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.24	$5.61	1.12%
G Class	$1,000	$1,024.74	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 4.4%
Charter Hall Group	779,330	$5,389,601
Goodman Group	955,379	8,863,410
NEXTDC Ltd.(1)	464,921	2,094,338
		16,347,349
Belgium — 1.1%
Shurgard Self Storage SA(1)	54,387	1,799,725
VGP NV	24,026	2,103,700
		3,903,425
Canada — 2.4%
Allied Properties Real Estate Investment Trust	87,823	3,109,237
Canadian Apartment Properties REIT	95,305	3,409,695
Northview Apartment Real Estate Investment Trust	123,112	2,589,607
		9,108,539
China — 4.9%
CIFI Holdings Group Co. Ltd.	2,756,000	1,833,037
GDS Holdings Ltd. ADR(1)	138,504	5,419,662
Longfor Group Holdings Ltd.	1,136,000	4,192,124
Shimao Property Holdings Ltd.	840,000	2,552,396
Sunac China Holdings Ltd.	813,000	4,199,749
		18,196,968
France — 1.3%
Gecina SA	32,594	4,866,312
Germany — 4.8%
ADO Properties SA	24,827	1,303,173
Aroundtown SA	377,678	3,061,727
Vonovia SE	267,154	13,330,537
		17,695,437
Hong Kong — 8.3%
Hang Lung Properties Ltd.	1,143,000	2,682,031
Link REIT	771,000	8,982,916
New World Development Co. Ltd.	2,920,000	4,820,148
Sun Hung Kai Properties Ltd.	361,500	6,227,521
Times China Holdings Ltd.	1,841,000	3,334,775
Wharf Real Estate Investment Co. Ltd.	642,000	4,911,449
		30,958,840
India — 0.2%
Embassy Office Parks REIT(1)	168,400	775,785
Indonesia — 0.2%
Pakuwon Jati Tbk PT	17,677,600	886,947
Japan — 9.5%
Advance Residence Investment Corp.	1,113	3,107,278

4

	Shares	Value
GLP J-Reit	4,049	$4,362,301
Japan Hotel REIT Investment Corp.	6,113	4,983,885
Mitsui Fudosan Co. Ltd.	311,700	7,206,104
Orix JREIT, Inc.	5,907	10,368,672
Sumitomo Realty & Development Co. Ltd.	143,800	5,310,018
		35,338,258
Mexico — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	1,241,522	1,948,294
Netherlands — 1.5%
InterXion Holding NV(1)	79,220	5,481,232
Philippines — 1.2%
Ayala Land, Inc.	4,771,700	4,487,064
Singapore — 2.5%
CapitaLand Commercial Trust	1,288,000	1,837,619
CapitaLand Ltd.	1,776,300	4,612,513
Mapletree Commercial Trust	2,053,800	2,914,267
		9,364,399
Spain — 0.6%
Inmobiliaria Colonial Socimi SA	219,691	2,364,533
Sweden — 0.9%
Fabege AB	252,569	3,506,230
United Kingdom — 4.2%
Safestore Holdings plc	338,577	2,843,402
Segro plc	1,145,601	10,137,221
UNITE Group plc (The)	206,288	2,534,245
		15,514,868
United States — 49.8%
Agree Realty Corp.	86,265	5,647,770
Alexandria Real Estate Equities, Inc.	81,611	11,620,590
Americold Realty Trust	371,837	11,902,502
Boston Properties, Inc.	59,432	8,179,032
Camden Property Trust	93,354	9,396,080
CareTrust REIT, Inc.	100,925	2,447,431
Equinix, Inc.	17,572	7,989,988
Equity Residential	90,627	6,925,715
Essential Properties Realty Trust, Inc.	122,198	2,527,055
Extra Space Storage, Inc.	28,655	2,971,237
Gaming and Leisure Properties, Inc.	332,698	13,434,345
HCP, Inc.	328,265	9,775,732
Hudson Pacific Properties, Inc.	169,070	5,893,780
Invitation Homes, Inc.	363,656	9,040,488
JBG SMITH Properties	81,580	3,471,229
Prologis, Inc.	225,189	17,265,241
Regency Centers Corp.	114,627	7,699,496
Rexford Industrial Realty, Inc.	198,120	7,506,767
Ryman Hospitality Properties, Inc.	61,755	4,915,698
SBA Communications Corp.(1)	9,609	1,957,642

5

	Shares	Value
STORE Capital Corp.	217,860	$7,259,095
Sun Communities, Inc.	98,778	12,157,596
UDR, Inc.	179,661	8,075,762
Welltower, Inc.	103,136	7,686,726
		185,746,997
TOTAL COMMON STOCKS (Cost $312,152,812)		366,491,477
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $6,471,903), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $6,341,884)		6,341,461
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,080,274), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $1,058,037)		1,058,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,956	3,956
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,403,417)		7,403,417
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $319,556,229)		373,894,894
OTHER ASSETS AND LIABILITIES — (0.3)%		(967,850)
TOTAL NET ASSETS — 100.0%		$372,927,044

SECTOR ALLOCATION
(as a % of net assets)
Diversified	31.7%
Residential	19.9%
Industrial	17.2%
Office	10.7%
Retail	8.6%
Health Care	5.4%
Lodging/Resorts	2.7%
Self Storage	2.1%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $319,556,229)	$373,894,894
Cash	465
Foreign currency holdings, at value (cost of $9)	9
Receivable for investments sold	1,458,342
Dividends and interest receivable	860,896
376,214,606

Liabilities
Payable for investments purchased	3,194,940
Accrued management fees	92,622
3,287,562

Net Assets	$372,927,044

Net Assets Consist of:
Capital (par value and paid-in surplus)	$353,702,662
Distributable earnings	19,224,382
$372,927,044

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$101,759,448	9,922,640	$10.26
G Class, $0.01 Par Value	$271,167,596	26,347,085	$10.29

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $205,941)	$5,030,773
Interest	31,496
5,062,269

Expenses:
Management fees	1,564,689
Directors' fees and expenses	4,977
Other expenses	7,073
1,576,739
Fees waived - G Class	(1,007,362)
569,377

Net investment income (loss)	4,492,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,099,716
Foreign currency translation transactions	(16,208)
7,083,508

Change in net unrealized appreciation (depreciation) on:
Investments	39,212,937
Translation of assets and liabilities in foreign currencies	1,879
39,214,816

Net realized and unrealized gain (loss)	46,298,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,791,216

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$4,492,892	$10,380,712
Net realized gain (loss)	7,083,508	10,989,617
Change in net unrealized appreciation (depreciation)	39,214,816	(22,987,511)
Net increase (decrease) in net assets resulting from operations	50,791,216	(1,617,182)

Distributions to Shareholders
From earnings:
Investor Class	(3,245,373)	(3,692,279)
G Class	(11,698,497)	(12,293,326)
Decrease in net assets from distributions	(14,943,870)	(15,985,605)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(55,181,463)	(25,676,420)

Net increase (decrease) in net assets	(19,334,117)	(43,279,207)

Net Assets
Beginning of period	392,261,161	435,540,368
End of period	$372,927,044	$392,261,161

See Notes to Financial Statements.

9

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

10

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

11

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	G Class
1.11%	0.00%(1)

(1)	Annual management fee before waiver was 0.76%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $168,477 and $60,619, respectively. The effect of interfund transactions on the Statement of Operations was $(853) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $274,735,548 and $338,483,557, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	90,000,000		90,000,000
Sold	174,356	$1,535,358	609,405	$5,985,751
Issued in reinvestment of distributions	355,852	3,245,373	379,084	3,692,279
Redeemed	(2,381,700)	(23,300,467)	(317,988)	(3,153,870)
	(1,851,492)	(18,519,736)	670,501	6,524,160
G Class/Shares Authorized	210,000,000		230,000,000
Sold	699,658	6,741,020	1,245,433	12,202,353
Issued in reinvestment of distributions	1,282,730	11,698,497	1,262,148	12,293,326
Redeemed	(5,656,047)	(55,101,244)	(5,750,226)	(56,696,259)
	(3,673,659)	(36,661,727)	(3,242,645)	(32,200,580)
Net increase (decrease)	(5,525,151)	$(55,181,463)	(2,572,144)	$(25,676,420)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$16,347,349	—
Belgium	—	3,903,425	—
Canada	—	9,108,539	—
China	$5,419,662	12,777,306	—
France	—	4,866,312	—
Germany	—	17,695,437	—
Hong Kong	—	30,958,840	—
India	—	775,785	—
Indonesia	—	886,947	—
Japan	—	35,338,258	—
Mexico	—	1,948,294	—
Philippines	—	4,487,064	—
Singapore	—	9,364,399	—
Spain	—	2,364,533	—
Sweden	—	3,506,230	—
United Kingdom	—	15,514,868	—
Other Countries	191,228,229	—	—
Temporary Cash Investments	3,956	7,399,461	—
	$196,651,847	$177,243,047	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

14

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$330,753,445
Gross tax appreciation of investments	$44,065,610
Gross tax depreciation of investments	(924,161)
Net tax appreciation (depreciation) of investments	$43,141,449

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2018, the fund had accumulated short-term capital losses of $(32,245,297), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.32	0.08	1.19	1.27	(0.33)	$10.26	13.94%	1.12%(4)	1.12%(4)	1.65%(4)	1.65%(4)	75%	$101,759
2018	$9.79	0.16	(0.30)	(0.14)	(0.33)	$9.32	(1.45)%	1.11%	1.18%	1.66%	1.59%	178%	$109,781
2017	$9.49	0.20	0.48	0.68	(0.38)	$9.79	7.55%	1.13%	1.21%	2.09%	2.01%	211%	$108,683
2016	$9.57	0.13	0.01	0.14	(0.22)	$9.49	1.58%	1.16%	1.21%	1.30%	1.25%	264%	$102,125
2015(5)	$10.00	0.09	(0.52)	(0.43)	—	$9.57	(4.30)%	1.19%(4)	1.20%(4)	1.50%(4)	1.49%(4)	151%	$92,086
G Class
2019(3)	$9.41	0.13	1.18	1.31	(0.43)	$10.29	14.56%	0.01%(4)	0.77%(4)	2.76%(4)	2.00%(4)	75%	$271,168
2018	$9.83	0.27	(0.30)	(0.03)	(0.39)	$9.41	(0.43)%	0.00%(6)	0.83%	2.77%	1.94%	178%	$282,481
2017	$9.50	0.24	0.48	0.72	(0.39)	$9.83	8.09%	0.66%	0.97%	2.56%	2.25%	211%	$326,857
2016	$9.59	0.14	0.01	0.15	(0.24)	$9.50	1.74%	0.96%	1.01%	1.50%	1.45%	264%	$262,612
2015(5)	$10.00	0.10	(0.51)	(0.41)	—	$9.59	(4.20)%	0.99%(4)	1.00%(4)	1.70%(4)	1.69%(4)	151%	$240,740

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through October 31, 2015.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92376 1906

Semiannual Report

April 30, 2019

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Improving Investor Sentiment, Dovish Central Banks Supported Widespread Gains

Stocks struggled early in the period, while bonds rallied. Mounting investor concerns about slowing global economic and earnings growth, U.S.-China trade tensions and rising U.S. interest rates triggered a broad stock market sell-off. Bonds, on the other hand, benefited, as global growth worries fueled demand for perceived safe-haven securities, driving government bond yields lower. Federal Reserve (Fed) policy also influenced the backdrop. Despite signs that growth was slowing, the Fed raised interest rates in December. Investors feared this rate increase and the Fed’s plans for two more rate hikes in 2019 were too aggressive, and risk-off investing remained in favor.

The new year brought a renewed sense of stability to the global financial markets. Investors’ worst-case fears about growth and trade eased, and corporate earnings results were generally better than expected. Equity valuations appeared attractive following the late-2018 stock market sell-off, and risk-on investing resumed. Meanwhile, the Fed changed course, ending its rate-hike campaign amid moderating global growth and inflation. The Fed's policy pivot along with dovish actions from central banks in the U.K., Europe and Japan helped drive yields lower and support the broad global investment landscape.

Overall, stocks shook off their early losses to generate solid gains for the entire six-month period. Similarly, other risk assets, including high-yield bonds, also delivered strong results. Elsewhere, global yields generally declined for the six-month period, which helped government, securitized and corporate bonds, real estate investment trusts, and other interest rate-sensitive securities generate positive returns.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2019
Top Ten Holdings	% of net assets
Prologis, Inc.	8.2%
Equinix, Inc.	5.6%
Equity Residential	4.8%
Welltower, Inc.	4.8%
HCP, Inc.	4.4%
Sun Communities, Inc.	4.3%
Camden Property Trust	4.1%
Extra Space Storage, Inc.	4.1%
UDR, Inc.	4.1%
Boston Properties, Inc.	4.0%

Sector Allocation	% of net assets
Residential	20.5%
Retail	16.7%
Diversified	15.1%
Industrial	15.0%
Office	13.2%
Health Care	11.0%
Lodging/Resorts	4.2%
Self Storage	4.1%
Cash and Equivalents*	0.2%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Expenses Paid During Period(1) 11/1/18 - 4/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,127.00	$6.06	1.15%
I Class	$1,000	$1,128.10	$5.01	0.95%
Y Class	$1,000	$1,128.60	$4.22	0.80%
A Class	$1,000	$1,125.40	$7.38	1.40%
C Class	$1,000	$1,121.40	$11.31	2.15%
R Class	$1,000	$1,124.20	$8.69	1.65%
R5 Class	$1,000	$1,128.10	$5.01	0.95%
R6 Class	$1,000	$1,129.00	$4.22	0.80%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
I Class	$1,000	$1,020.08	$4.76	0.95%
Y Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,017.85	$7.00	1.40%
C Class	$1,000	$1,014.13	$10.74	2.15%
R Class	$1,000	$1,016.61	$8.25	1.65%
R5 Class	$1,000	$1,020.08	$4.76	0.95%
R6 Class	$1,000	$1,020.83	$4.01	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Diversified — 15.1%
Digital Realty Trust, Inc.	152,987	$18,008,100
Equinix, Inc.	120,382	54,737,695
Gaming and Leisure Properties, Inc.	815,645	32,935,745
InterXion Holding NV(1)	110,685	7,658,295
JBG SMITH Properties	213,622	9,089,616
SBA Communications Corp.(1)	25,075	5,108,530
VICI Properties, Inc.	832,345	18,977,466
		146,515,447
Health Care — 11.0%
CareTrust REIT, Inc.	736,977	17,871,692
HCP, Inc.	1,418,810	42,252,162
Welltower, Inc.	624,083	46,512,906
		106,636,760
Industrial — 15.0%
Americold Realty Trust	1,061,787	33,987,802
Prologis, Inc.	1,041,940	79,885,540
Rexford Industrial Realty, Inc.	837,409	31,729,427
		145,602,769
Lodging/Resorts — 4.2%
Host Hotels & Resorts, Inc.	951,797	18,312,574
Park Hotels & Resorts, Inc.	214,621	6,885,042
Ryman Hospitality Properties, Inc.	197,899	15,752,760
		40,950,376
Office — 13.2%
Alexandria Real Estate Equities, Inc.	266,766	37,984,811
Boston Properties, Inc.	283,078	38,957,194
Cousins Properties, Inc.	2,104,858	20,143,491
Hudson Pacific Properties, Inc.	875,572	30,522,440
		127,607,936
Residential — 20.5%
Camden Property Trust	394,745	39,731,084
Equity Residential	609,763	46,598,089
Invitation Homes, Inc.	1,239,586	30,816,108
Sun Communities, Inc.	341,390	42,018,281
UDR, Inc.	880,598	39,582,880
		198,746,442
Retail — 16.7%
Acadia Realty Trust	416,374	11,758,402
Agree Realty Corp.	389,495	25,500,238
Brixmor Property Group, Inc.	594,038	10,621,399
Essential Properties Realty Trust, Inc.	776,895	16,066,189

6

	Shares	Value
Regency Centers Corp.	431,479	$28,982,444
Simon Property Group, Inc.	196,112	34,064,654
STORE Capital Corp.	1,061,200	35,359,184
		162,352,510
Self Storage — 4.1%
Extra Space Storage, Inc.	382,504	39,661,840
TOTAL COMMON STOCKS (Cost $764,911,543)		968,074,080
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $4,881,605), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $4,783,536)		4,783,217
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $814,045), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $798,028)		798,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,713	3,713
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,584,930)		5,584,930
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $770,496,473)		973,659,010
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,429,874)
TOTAL NET ASSETS — 100.0%		$970,229,136

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $770,496,473)	$973,659,010
Receivable for capital shares sold	824,507
Dividends and interest receivable	354
974,483,871

Liabilities
Payable for capital shares redeemed	3,407,718
Accrued management fees	828,233
Distribution and service fees payable	18,784
4,254,735

Net Assets	$970,229,136

Net Assets Consist of:
Capital (par value and paid-in surplus)	$764,726,064
Distributable earnings	205,503,072
$970,229,136

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$552,836,450	19,101,365	$28.94
I Class, $0.01 Par Value	$124,366,828	4,284,703	$29.03
Y Class, $0.01 Par Value	$392,635	13,528	$29.02
A Class, $0.01 Par Value	$49,698,395	1,719,547	$28.90*
C Class, $0.01 Par Value	$6,225,519	221,536	$28.10
R Class, $0.01 Par Value	$8,549,212	298,110	$28.68
R5 Class, $0.01 Par Value	$5,748	198	$29.03
R6 Class, $0.01 Par Value	$228,154,349	7,862,280	$29.02
*Maximum offering price $30.66 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$14,408,308
Interest	41,273
14,449,581

Expenses:
Management fees	4,918,411
Distribution and service fees:
A Class	61,115
C Class	31,016
R Class	20,068
Directors' fees and expenses	12,662
Other expenses	4,897
5,048,169

Net investment income (loss)	9,401,412

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	24,779,182
Change in net unrealized appreciation (depreciation) on investments	78,804,628

Net realized and unrealized gain (loss)	103,583,810

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,985,222

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2018
Increase (Decrease) in Net Assets	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$9,401,412	$20,077,234
Net realized gain (loss)	24,779,182	45,288,178
Change in net unrealized appreciation (depreciation)	78,804,628	(55,673,400)
Net increase (decrease) in net assets resulting from operations	112,985,222	9,692,012

Distributions to Shareholders
From earnings:
Investor Class	(28,721,421)	(45,370,811)
I Class	(5,635,578)	(9,967,018)
Y Class	(19,215)	(3,175)
A Class	(2,451,929)	(4,658,628)
C Class	(302,353)	(570,939)
R Class	(391,379)	(635,992)
R5 Class	(271)	(358)
R6 Class	(10,852,104)	(12,982,766)
Decrease in net assets from distributions	(48,374,250)	(74,189,687)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(73,586,560)	(92,339,914)

Net increase (decrease) in net assets	(8,975,588)	(156,837,589)

Net Assets
Beginning of period	979,204,724	1,136,042,313
End of period	$970,229,136	$979,204,724

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2019 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2019 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.20%	1.15%
I Class	0.80% to 1.00%	0.95%
Y Class	0.65% to 0.85%	0.80%
A Class	1.00% to 1.20%	1.15%
C Class	1.00% to 1.20%	1.15%
R Class	1.00% to 1.20%	1.15%
R5 Class	0.80% to 1.00%	0.95%
R6 Class	0.65% to 0.85%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

13

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $61,767 and $2,423,956, respectively. The effect of interfund transactions on the Statement of Operations was $(234,589) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2019 were $634,689,396 and $743,101,065, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2019		Year ended October 31, 2018
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	160,000,000		170,000,000
Sold	1,252,677	$34,536,384	4,229,602	$116,310,040
Issued in reinvestment of distributions	1,083,786	28,166,604	1,614,273	44,714,781
Redeemed	(4,906,000)	(134,072,422)	(8,382,683)	(229,188,279)
	(2,569,537)	(71,369,434)	(2,538,808)	(68,163,458)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	1,055,070	29,990,870	1,169,803	32,041,574
Issued in reinvestment of distributions	154,341	4,023,784	277,854	7,719,902
Redeemed	(1,286,722)	(35,539,306)	(2,884,943)	(80,309,917)
	(77,311)	(1,524,652)	(1,437,286)	(40,548,441)
Y Class/Shares Authorized	30,000,000		70,000,000
Sold	–	–	12,927	365,126
Issued in reinvestment of distributions	365	9,538	61	1,727
	365	9,538	12,988	366,853
A Class/Shares Authorized	40,000,000		40,000,000
Sold	170,798	4,698,756	397,807	10,852,882
Issued in reinvestment of distributions	87,429	2,267,641	151,205	4,185,126
Redeemed	(410,234)	(11,220,603)	(1,434,357)	(39,259,621)
	(152,007)	(4,254,206)	(885,345)	(24,221,613)
C Class/Shares Authorized	20,000,000		10,000,000
Sold	3,451	88,903	12,869	343,278
Issued in reinvestment of distributions	10,019	252,188	17,767	479,962
Redeemed	(39,507)	(1,039,222)	(141,209)	(3,725,725)
	(26,037)	(698,131)	(110,573)	(2,902,485)
R Class/Shares Authorized	20,000,000		10,000,000
Sold	54,072	1,452,288	112,256	3,027,976
Issued in reinvestment of distributions	13,236	340,508	19,427	533,938
Redeemed	(66,766)	(1,790,237)	(235,998)	(6,461,083)
	542	2,559	(104,315)	(2,899,169)
R5 Class/Shares Authorized	20,000,000		30,000,000
Issued in reinvestment of distributions	11	271	13	358
R6 Class/Shares Authorized	60,000,000		50,000,000
Sold	893,638	24,448,908	3,277,490	90,908,133
Issued in reinvestment of distributions	416,006	10,851,834	468,519	12,982,766
Redeemed	(1,121,281)	(31,053,247)	(2,098,505)	(57,862,858)
	188,363	4,247,495	1,647,504	46,028,041
Net increase (decrease)	(2,635,611)	$(73,586,560)	(3,415,822)	$(92,339,914)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$968,074,080	—	—
Temporary Cash Investments	3,713	$5,581,217	—
	$968,077,793	$5,581,217	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$795,157,965
Gross tax appreciation of investments	$179,839,372
Gross tax depreciation of investments	(1,338,327)
Net tax appreciation (depreciation) of investments	$178,501,045

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$27.08	0.26	3.00	3.26	(0.27)	(1.13)	(1.40)	$28.94	12.70%	1.15%(4)	1.93%(4)	67%	$552,836
2018	$28.71	0.51	(0.18)	0.33	(0.71)	(1.25)	(1.96)	$27.08	1.11%	1.15%	1.88%	148%	$586,906
2017	$30.69	0.64	0.35	0.99	(0.36)	(2.61)	(2.97)	$28.71	3.47%	1.15%	2.21%	145%	$695,132
2016	$29.69	0.41	1.41	1.82	(0.82)	—	(0.82)	$30.69	6.19%	1.14%	1.32%	149%	$909,921
2015	$28.69	0.42	1.13	1.55	(0.55)	—	(0.55)	$29.69	5.51%	1.14%	1.42%	140%	$925,934
2014	$24.56	0.30	4.29	4.59	(0.46)	—	(0.46)	$28.69	18.89%	1.14%	1.16%	127%	$1,025,749
I Class
2019(3)	$27.16	0.29	3.01	3.30	(0.30)	(1.13)	(1.43)	$29.03	12.81%	0.95%(4)	2.13%(4)	67%	$124,367
2018	$28.79	0.57	(0.19)	0.38	(0.76)	(1.25)	(2.01)	$27.16	1.34%	0.95%	2.08%	148%	$118,458
2017	$30.77	0.69	0.36	1.05	(0.42)	(2.61)	(3.03)	$28.79	3.67%	0.95%	2.41%	145%	$166,938
2016	$29.76	0.46	1.43	1.89	(0.88)	—	(0.88)	$30.77	6.40%	0.94%	1.52%	149%	$183,181
2015	$28.75	0.51	1.11	1.62	(0.61)	—	(0.61)	$29.76	5.70%	0.94%	1.62%	140%	$159,721
2014	$24.61	0.35	4.30	4.65	(0.51)	—	(0.51)	$28.75	19.17%	0.94%	1.36%	127%	$387,099
Y Class
2019(3)	$27.15	0.31	3.01	3.32	(0.32)	(1.13)	(1.45)	$29.02	12.86%	0.80%(4)	2.28%(4)	67%	$393
2018	$28.78	0.62	(0.20)	0.42	(0.80)	(1.25)	(2.05)	$27.15	1.50%	0.80%	2.23%	148%	$357
2017(5)	$28.68	0.27	(0.12)	0.15	(0.05)	—	(0.05)	$28.78	0.54%	0.80%(4)	1.70%(4)	145%(6)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$27.05	0.23	2.99	3.22	(0.24)	(1.13)	(1.37)	$28.90	12.54%	1.40%(4)	1.68%(4)	67%	$49,698
2018	$28.68	0.45	(0.19)	0.26	(0.64)	(1.25)	(1.89)	$27.05	0.86%	1.40%	1.63%	148%	$50,619
2017	$30.70	0.59	0.33	0.92	(0.33)	(2.61)	(2.94)	$28.68	3.23%	1.40%	1.96%	145%	$79,060
2016	$29.69	0.34	1.41	1.75	(0.74)	—	(0.74)	$30.70	5.92%	1.39%	1.07%	149%	$153,281
2015	$28.69	0.34	1.14	1.48	(0.48)	—	(0.48)	$29.69	5.24%	1.39%	1.17%	140%	$175,833
2014	$24.55	0.24	4.30	4.54	(0.40)	—	(0.40)	$28.69	18.59%	1.39%	0.91%	127%	$175,133
C Class
2019(3)	$26.33	0.12	2.92	3.04	(0.14)	(1.13)	(1.27)	$28.10	12.14%	2.15%(4)	0.93%(4)	67%	$6,226
2018	$27.99	0.24	(0.19)	0.05	(0.46)	(1.25)	(1.71)	$26.33	0.11%	2.15%	0.88%	148%	$6,519
2017	$30.18	0.37	0.32	0.69	(0.27)	(2.61)	(2.88)	$27.99	2.46%	2.15%	1.21%	145%	$10,025
2016	$29.22	0.11	1.37	1.48	(0.52)	—	(0.52)	$30.18	5.10%	2.14%	0.32%	149%	$15,986
2015	$28.25	0.12	1.13	1.25	(0.28)	—	(0.28)	$29.22	4.47%	2.14%	0.42%	140%	$17,439
2014	$24.18	0.04	4.23	4.27	(0.20)	—	(0.20)	$28.25	17.74%	2.14%	0.16%	127%	$16,972
R Class
2019(3)	$26.85	0.19	2.98	3.17	(0.21)	(1.13)	(1.34)	$28.68	12.42%	1.65%(4)	1.43%(4)	67%	$8,549
2018	$28.48	0.38	(0.19)	0.19	(0.57)	(1.25)	(1.82)	$26.85	0.61%	1.65%	1.38%	148%	$7,989
2017	$30.55	0.55	0.30	0.85	(0.31)	(2.61)	(2.92)	$28.48	3.00%	1.65%	1.71%	145%	$11,445
2016	$29.55	0.23	1.43	1.66	(0.66)	—	(0.66)	$30.55	5.64%	1.64%	0.82%	149%	$19,112
2015	$28.55	0.26	1.15	1.41	(0.41)	—	(0.41)	$29.55	4.97%	1.64%	0.92%	140%	$14,458
2014	$24.44	0.16	4.28	4.44	(0.33)	—	(0.33)	$28.55	18.30%	1.64%	0.66%	127%	$8,743

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$27.16	0.28	3.02	3.30	(0.30)	(1.13)	(1.43)	$29.03	12.81%	0.95%(4)	2.13%(4)	67%	$6
2018	$28.79	0.56	(0.18)	0.38	(0.76)	(1.25)	(2.01)	$27.16	1.31%	0.95%	2.08%	148%	$5
2017(5)	$28.69	0.25	(0.11)	0.14	(0.04)	—	(0.04)	$28.79	0.47%	0.95%(4)	1.55%(4)	145%(6)	$5
R6 Class
2019(3)	$27.15	0.31	3.01	3.32	(0.32)	(1.13)	(1.45)	$29.02	12.90%	0.80%(4)	2.28%(4)	67%	$228,154
2018	$28.78	0.61	(0.19)	0.42	(0.80)	(1.25)	(2.05)	$27.15	1.46%	0.80%	2.23%	148%	$208,351
2017	$30.76	0.72	0.37	1.09	(0.46)	(2.61)	(3.07)	$28.78	3.86%	0.80%	2.56%	145%	$173,431
2016	$29.75	0.51	1.43	1.94	(0.93)	—	(0.93)	$30.76	6.57%	0.79%	1.67%	149%	$149,866
2015	$28.74	0.49	1.17	1.66	(0.65)	—	(0.65)	$29.75	5.86%	0.79%	1.77%	140%	$174,257
2014	$24.61	0.33	4.35	4.68	(0.55)	—	(0.55)	$28.74	19.31%	0.79%	1.51%	127%	$29,151

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 1906

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2019